Consolidated Schedule of Investments (unaudited) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.5%

Aerospace & Defense — 0.5%
United Technologies Corp.		25,650	$3,426,840

Total Common Stocks — 0.5% (Cost — $2,968,842)			3,426,840

		Par (000)

Asset-Backed Securities — 19.7%
Ajax Mortgage Loan Trust, Series 2017-D(a):
Class A, 3.75%, 12/25/57	USD	3,160	3,242,427
Class B, 0.00%, 12/25/57(b)(c)		937	421,414
ALM VI Ltd.(a)(d):
5.00%, 07/15/26		1,010	1,000,442
Series 2012-6A, Class BR3, 4.05%, 07/15/26		1,200	1,185,284
ALM XII Ltd., Series 2015-12A, Class C1R2, 4.97%, 04/16/27(a)(c)		545	544,767
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(a)		2,000	2,245,010
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 9.30%, 10/15/28(a)(d)		1,000	994,639
Anchorage Capital CLO Ltd.(a)(d):
Series 2014-3RA, Class C, 4.11%, 01/28/31		1,000	963,527
Series 2014-5RA, Class E, 7.70%, 01/15/30		860	827,854
Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.55%), 5.85%, 07/15/30		1,000	989,495
Series 2016-8A, Class DR, 5.26%, 07/28/28		1,000	980,175
Ares CLO Ltd., Series 2016-41A, Class D, (3 mo. LIBOR US + 4.20%), 6.50%, 01/15/29(a)(d)		900	899,985
Battalion CLO XI Ltd., Series 2017-11A, Class E, 8.26%, 10/24/29(a)(d)		325	310,054
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 2.41%, 11/25/36(d)		2,830	2,760,595
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 6.00%, 07/15/29(a)(d)		1,750	1,749,914
Benefit Street Partners CLO VI Ltd., Series 2015-VIA(a)(d):
Class BR, 4.70%, 10/18/29		1,000	997,081
Class CR, 5.75%, 10/18/29		1,000	1,000,224

Security		Par (000)	Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class CR, (3 mo. LIBOR US + 3.50%), 5.80%, 01/15/29(a)(d)(e)	USD	420	$420,000
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, 8.71%, 10/15/30(a)(d)		500	483,943
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 2.43%, 10/25/36(d)		6,755	5,209,371
Carrington Mortgage Loan Trust, Series 2006-FRE2(d):
Class A2, (1 mo. LIBOR US + 0.12%), 2.39%, 10/25/36		4,320	3,336,532
Class A5, (1 mo. LIBOR US + 0.08%), 2.35%, 03/25/35		8,900	6,837,861
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)(b)		3,487	3,504,894
Elevation CLO Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR + 4.68%), 7.20%, 11/15/28(d)		800	800,017
Fremont Home Loan Trust(d):
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.43%, 05/25/36		22,750	15,522,141
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 2.42%, 11/25/36		20,621	9,362,911
Galaxy CLO Ltd., Series 2015-21A, 7.53%, 04/20/31(a)(d)		500	449,436
Galaxy CLO XXIX Ltd., Series 2018-29A, Class D, 4.92%, 11/15/26(a)(d)		530	522,236
Highbridge Loan Management Ltd.(a)(d):
Series 4A-2014, Class BR, 4.11%, 01/28/30		1,750	1,689,954
Series 8A-2016, Class ER, 7.78%, 07/20/30		1,000	909,832
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 2.44%, 04/25/37(d)		10,744	7,956,851
HPS Loan Management Ltd., Series 10A-16(a)(d):
Class C, (3 mo. LIBOR US + 3.65%), 5.93%, 01/20/28		2,500	2,496,225
Class D, (3 mo. LIBOR US + 6.50%), 8.78%, 01/20/28		1,000	983,404
Invitation Homes Trust, Series 2018-SFR2, Class E, 4.33%, 06/17/37(a)(d)		3,000	3,011,210

1

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust(d):
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.43%, 11/25/36	USD	11,734	$5,247,724
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.43%, 08/25/36		6,563	3,371,443
Madison Park Funding X Ltd., Series 2012-10A(a)(d):
Class DR2, (3 mo. LIBOR US + 3.25%), 5.53%, 01/20/29		750	742,498
Class ER2, (3 mo. LIBOR US + 6.40%), 8.68%, 01/20/29		1,500	1,482,164
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 8.71%, 07/23/29(a)(d)		750	736,829
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 5.98%, 04/20/26(a)(d)		1,000	1,001,528
Mastr Asset-Backed Securities Trust(d):
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.15%), 2.42%, 06/25/36		9,687	5,434,996
Series 2006-WMC2, Class A5, (1 mo. LIBOR US + 0.25%), 2.52%, 04/25/36		7,322	3,116,164
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, 7.30%, 01/15/28(a)(d)		710	680,578
Oaktree CLO Ltd., Series 2015-1A, Class DR, 7.48%, 10/20/27(a)(d)		1,000	985,329
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 8.58%, 07/20/30(a)(d)		500	490,809
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.03%, 01/22/30(a)(d)		500	477,480
OHA Credit Partners VII Ltd., Series 2012-7A, Class DR, 6.72%, 11/20/27(a)(d)		590	591,475
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 9.43%, 01/21/30(a)(d)		405	405,540
OZLM XIV Ltd., Series 2015-14A, Class CR, 5.30%, 01/15/29(a)(d)		1,000	975,084
OZLM XIX Ltd., Series 2017-19A, Class D, 8.90%, 11/22/30(a)(d)		500	485,629
OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.15%), 9.43%, 01/20/29(a)(d)		1,000	996,433
OZLM XXI Ltd., Series 2017-21A, Class D, 7.82%, 01/20/31(a)(d)		250	231,265

Security		Par (000)		Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd., Series 2018-5A, Class D, 6.53%, 01/20/27(a)(d)	USD	500		$497,654
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 8.75%, 11/14/29(a)(d)		1,750		1,691,165
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		4,141		2,361,072
Rockford Tower CLO Ltd., Series 2017-2A, Class D, (3 mo. LIBOR US + 3.45%), 5.75%, 10/15/29(a)(d)		500		499,573
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 2.67%, 09/25/47(d)		5,000		4,751,122
Scholar Funding Trust, Series 2013-A, Class R, 0.00%(b)		—	(f)	1,680,110
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.65%), 8.91%, 01/23/29(a)(d)		1,000		1,002,435
Thayer Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.10%), 8.38%, 04/20/29(a)(d)		500		482,967
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 8.81%, 07/15/29(a)(d)		500		490,301
Treman Park CLO Ltd., Series 2015-1A, Class DRR, 4.93%, 10/20/28(a)(d)		1,500		1,469,456
TRESTLES CLO II Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.65%), 5.93%, 07/25/29(a)(d)		250		249,940
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 2.51%, 05/25/37(d)		8,606		7,699,073
Wellfleet CLO Ltd., Series 2017-3A, Class B, 4.25%, 01/17/31(a)(d)		500		480,249
Westcott Park CLO Ltd., Series 2016-1A, Class DR, 5.53%, 07/20/28(a)(d)		300		296,959
York CLO-2 Ltd., Series 2015-1A, Class ER, 7.93%, 01/22/31(a)(d)		250		226,411

Total Asset-Backed Securities — 19.7% (Cost — $131,087,534)				135,941,160

2

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds — 72.4%

Aerospace — 0.2%
Axtel SAB de CV, 6.38%, 11/14/24(a)(g)		525	$542,719
SoftBank Group Corp., 4.00%, 04/20/23	EUR	240	290,343
Telecom Argentina SA, 8.00%, 07/18/26(a)	USD	262	265,439

			1,098,501

Aerospace & Defense — 2.5%
Amsted Industries, Inc., 5.63%, 07/01/27(a)		185	192,863
Arconic, Inc.:
5.40%, 04/15/21		12	12,436
5.87%, 02/23/22(g)		1,065	1,139,230
5.13%, 10/01/24(g)		808	861,562
BBA US Holdings, Inc., 5.38%, 05/01/26(a)		322	337,295
Bombardier, Inc.(a):
8.75%, 12/01/21(g)		709	772,810
5.75%, 03/15/22		120	122,550
6.00%, 10/15/22		10	9,988
6.13%, 01/15/23(g)		408	414,120
7.50%, 12/01/24(g)		844	870,122
7.50%, 03/15/25(g)		808	821,635
7.88%, 04/15/27(g)		2,302	2,330,775
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)(g)		448	478,822
Lockheed Martin Corp., 4.09%, 09/15/52(g)		451	495,730
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(a)(g)		197	202,910
TransDigm UK Holdings PLC, 6.88%, 05/15/26		231	235,620
TransDigm, Inc.:
6.00%, 07/15/22(g)		325	328,347
6.50%, 05/15/25		44	45,320
6.25%, 03/15/26(a)(g)		6,814	7,146,182
United Technologies Corp., 3.75%, 11/01/46(g)		700	728,325

			17,546,642

Air Freight & Logistics — 0.2%
FedEx Corp.(g):
3.90%, 02/01/35		500	510,442
4.75%, 11/15/45		500	529,838
XPO Logistics, Inc., 6.75%, 08/15/24(a)		22	23,451

			1,063,731

Airlines — 2.2%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22(a)		1,963	2,021,677
American Airlines Group, Inc., 5.00%, 06/01/22(a)		1,300	1,337,505

Security		Par (000)	Value

Airlines (continued)
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(g)	USD	1,242	$1,302,606
Series 2017-1, Class B, 4.95%, 08/15/26		1,444	1,504,117
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		865	826,334
Continental Airlines Pass-Through Trust, Class B:
Series 2007-1, 6.90%, 10/19/23		133	137,618
Series 2012-1, 6.25%, 10/11/21		225	229,164
Delta Air Lines Pass-Through Trust, Series 2007-1, Class B, 8.02%, 02/10/24		1,201	1,321,111
Latam Finance Ltd., 6.88%, 04/11/24(a)		737	775,001
United Airlines Pass-Through Trust(g):
Series 2014-2, Class B, 4.63%, 03/03/24		1,849	1,899,967
Series 2015-1, Class A, 3.70%, 06/01/24		3,570	3,657,108

			15,012,208

Auto Components — 0.9%
Allison Transmission, Inc.(a):
5.00%, 10/01/24		38	38,606
5.88%, 06/01/29		373	396,313
Aptiv PLC(g):
4.25%, 01/15/26		400	419,990
4.40%, 10/01/46		280	262,260
GKN Holdings Ltd., 4.63%, 05/12/32	GBP	100	121,608
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	77	76,819
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25%, 02/01/22(g)		341	350,418
6.75%, 02/01/24(g)		354	369,930
6.38%, 12/15/25(g)		284	296,780
6.25%, 05/15/26(a)		440	454,300
IHO Verwaltungs GmbH(h):
(4.38% PIK), 3.63%, 05/15/25	EUR	100	111,530
(4.63% PIK), 3.88%, 05/15/27		100	110,269
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26		101	114,753
6.25%, 05/15/26(a)(g)	USD	1,152	1,191,974
8.50%, 05/15/27(a)(g)		1,576	1,601,610
Tesla, Inc., 5.30%, 08/15/25(a)		324	284,715

			6,201,875

3

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Automobiles — 0.3%
General Motors Co., 6.25%, 10/02/43(g)	USD	2,194	$2,376,343

Banks — 0.7%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(i)	EUR	100	115,820
Banco BPM SpA:
1.75%, 04/24/23		100	111,115
2.50%, 06/21/24		100	112,946
Barclays PLC:
4.38%, 09/11/24(g)	USD	720	738,850
5.20%, 05/12/26		200	208,836
BBVA Bancomer SA, 6.75%, 09/30/22(a)		682	734,855
CIT Group, Inc.:
5.00%, 08/01/23(g)		847	907,349
5.25%, 03/07/25		339	371,629
6.13%, 03/09/28		290	334,225
HSBC Holdings PLC, 4.38%, 11/23/26(g)		370	393,543
Promerica Financial Corp., 9.70%, 05/14/24(a)		200	210,750
Standard Chartered PLC, 4.87%, 03/15/33(a)(g)(i)		500	526,849

			4,766,767

Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		2,160	2,452,858
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, 08/15/26(a)(e)		310	310,388
Central American Bottling Corp., 5.75%, 01/31/27(a)		637	663,475
Horizon Parent Holdings Sarl, (8.25% Cash or 9.00% PIK), 8.25%, 02/15/22(h)	EUR	100	113,722
Trivium Packaging Finance BV(e):
3.75%, 08/15/26		100	114,563
5.50%, 08/15/26(a)	USD	1,189	1,226,156
8.50%, 08/15/27(a)		908	958,203

			5,839,365

Biotechnology — 0.3%
Amgen, Inc., 4.40%, 05/01/45(g)		1,100	1,175,505
Gilead Sciences, Inc., 4.75%, 03/01/46(g)		700	796,633

			1,972,138

Building Materials — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(a)		1,144	1,195,480
Cemex SAB de CV, 3.13%, 03/19/26	EUR	100	115,161

Security	Par (000)		Value

Building Materials (continued)
Jeld-Wen, Inc., 4.63%, 12/15/25(a)	USD	163	$160,351

			1,470,992

Building Products — 0.4%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(a)		317	336,416
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(a)		21	20,790
Jeld-Wen, Inc., 4.88%, 12/15/27(a)		23	22,511
Masonite International Corp.(a):
5.63%, 03/15/23(g)		373	383,071
5.75%, 09/15/26		106	110,505
5.38%, 02/01/28		230	235,932
PGT Escrow Issuer, Inc., 6.75%, 08/01/26(a)		125	134,844
Standard Industries, Inc.(a):
5.50%, 02/15/23		72	73,710
5.38%, 11/15/24		522	535,045
6.00%, 10/15/25(g)		659	692,774
5.00%, 02/15/27		48	48,840
4.75%, 01/15/28		68	67,212

			2,661,650

Cable Television Services — 0.1%
Cincinnati Bell, Inc., 8.00%, 10/15/25(a)(g)		173	144,023
ViaSat, Inc., 5.63%, 04/15/27(a)		677	709,792

			853,815

Capital Markets — 0.2%
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		200	197,000
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	117,464
Lions Gate Capital Holdings LLC(a):
6.38%, 02/01/24	USD	30	31,650
5.88%, 11/01/24		203	211,628
Owl Rock Capital Corp., 5.25%, 04/15/24		226	234,598
Raymond James Financial, Inc., 4.95%, 07/15/46(g)		400	456,938
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		197	208,820

			1,458,098

Chemicals — 1.6%
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(h)		306	300,645
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)(g)		2,170	2,142,875
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)(g)		265	272,950
Blue Cube Spinco LLC(g):
9.75%, 10/15/23		915	1,006,500
10.00%, 10/15/25		430	484,288

4

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Chemours Co.:
6.63%, 05/15/23	USD	266	$267,165
4.00%, 05/15/26	EUR	100	104,672
5.38%, 05/15/27(g)	USD	229	201,520
Cydsa SAB de CV, 6.25%, 10/04/27(a)(g)		914	919,141
Element Solutions, Inc., 5.88%, 12/01/25(a)(g)		1,766	1,796,905
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		298	305,450
Mexichem SAB de CV, 5.50%, 01/15/48(a)(g)		526	527,397
NOVA Chemicals Corp., 4.88%, 06/01/24(a)		80	82,416
PQ Corp.(a)(g):
6.75%, 11/15/22		437	451,749
5.75%, 12/15/25		644	653,660
Sherwin-Williams Co., 4.50%, 06/01/47(g)		310	332,232
Versum Materials, Inc., 5.50%, 09/30/24(a)		190	203,300
WR Grace & Co-Conn(a)(g):
5.13%, 10/01/21		277	287,041
5.63%, 10/01/24		300	324,000

			10,663,906

Commercial Services & Supplies — 1.7%
ADT Security Corp.:
6.25%, 10/15/21(g)		234	248,632
3.50%, 07/15/22		71	70,556
4.13%, 06/15/23		83	83,415
4.88%, 07/15/32(a)		516	448,920
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)(g)		176	184,747
Aviation Capital Group LLC, 6.75%, 04/06/21(a)(g)		5,000	5,331,204
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(a)(g)		455	466,967
Clean Harbors, Inc.(a):
4.88%, 07/15/27		329	338,459
5.13%, 07/15/29		173	182,351
Core & Main LP, 6.13%, 08/15/25(a)(g)		1,046	1,077,380
Fortress Transportation & Infrastructure Investors LLC(a):
6.75%, 03/15/22		85	88,400
6.50%, 10/01/25		92	95,335
Harland Clarke Holdings Corp., 8.38%, 08/15/22(a)		470	397,150
KAR Auction Services, Inc., 5.13%, 06/01/25(a)(g)		283	291,490
Mobile Mini, Inc., 5.88%, 07/01/24(g)		585	606,937
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)(g)		188	195,520

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Stericycle, Inc., 5.38%, 07/15/24(a)	USD	204	$213,045
United Rentals North America, Inc.:
4.63%, 10/15/25(g)		453	459,795
5.88%, 09/15/26		183	194,666
5.50%, 05/15/27		379	398,424

			11,373,393

Communications Equipment — 0.6%
CommScope, Inc.(a):
5.50%, 03/01/24(g)		1,211	1,226,137
6.00%, 03/01/26		366	370,008
Nokia OYJ(g):
3.38%, 06/12/22		126	127,993
4.38%, 06/12/27		177	182,753
6.63%, 05/15/39		245	274,400
Zayo Group LLC/Zayo Capital, Inc.(g):
6.38%, 05/15/25		343	351,626
5.75%, 01/15/27(a)		1,764	1,790,460

			4,323,377

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)(g)		321	280,875
frontdoor, Inc., 6.75%, 08/15/26(a)		436	464,340
SRS Distribution, Inc., 8.25%, 07/01/26(a)		242	240,185

			985,400

Construction Materials — 0.6%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(a)		136	140,760
HD Supply, Inc., 5.38%, 10/15/26(a)(g)		2,397	2,525,120
Navistar International Corp., 6.63%, 11/01/25(a)(g)		375	384,844
New Enterprise Stone & Lime Co., Inc.(a):
10.13%, 04/01/22		162	165,847
6.25%, 03/15/26		88	90,068
Williams Scotsman International, Inc.(a):
7.88%, 12/15/22		129	135,127
6.88%, 08/15/23		464	486,040

			3,927,806

Consumer Discretionary — 0.4%
Dun & Bradstreet Corp., 6.88%, 08/15/26(a)		1,077	1,148,028
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)(g)		156	150,540
Viking Cruises Ltd.(a)(g):
6.25%, 05/15/25		300	309,000
5.88%, 09/15/27		1,118	1,157,130

			2,764,698

5

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance — 1.7%
Ally Financial, Inc., 8.00%, 11/01/31(g)	USD	2,734	$3,653,991
Credit Acceptance Corp., 6.63%, 03/15/26(a)		187	201,736
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		457	459,571
Iron Mountain UK PLC, 3.88%, 11/15/25	GBP	100	120,205
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(h)	EUR	144	147,612
Navient Corp.:
5.00%, 10/26/20(g)	USD	370	377,631
6.63%, 07/26/21(g)		141	149,576
6.50%, 06/15/22(g)		104	110,729
5.50%, 01/25/23		294	304,202
7.25%, 09/25/23(g)		306	333,922
6.13%, 03/25/24		105	110,393
5.88%, 10/25/24		161	165,025
6.75%, 06/25/25(g)		123	128,535
6.75%, 06/15/26		131	136,404
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	118	140,149
4.50%, 05/15/26(a)		480	570,096
6.25%, 05/15/26(a)	USD	343	368,725
8.25%, 11/15/26(a)(g)		1,474	1,630,981
Springleaf Finance Corp.:
6.13%, 05/15/22		85	91,162
5.63%, 03/15/23		9	9,630
6.88%, 03/15/25		334	373,606
7.13%, 03/15/26		443	497,544
6.63%, 01/15/28		262	283,615
Verscend Escrow Corp., 9.75%, 08/15/26(a)(g)		1,453	1,548,941

			11,913,981

Containers & Packaging — 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a):
4.63%, 05/15/23(g)		1,312	1,344,800
7.25%, 05/15/24(g)		2,108	2,225,036
4.75%, 07/15/27	GBP	100	122,826
Berry Global, Inc., 4.88%, 07/15/26(a)	USD	526	547,040
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		513	520,798
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(g)		543	558,204
Graphic Packaging International LLC, 4.75%, 07/15/27(a)		160	166,800
Greif, Inc., 6.50%, 03/01/27(a)		73	76,102
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		237	245,295
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)(g)		1,537	1,534,618
Mercer International, Inc.:
6.50%, 02/01/24		77	77,770
5.50%, 01/15/26		139	133,440

Security	Par (000)		Value

Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a):
5.13%, 07/15/23	USD	172	$175,010
7.00%, 07/15/24		881	911,835
Sealed Air Corp.:
4.50%, 09/15/23	EUR	100	126,016
5.13%, 12/01/24(a)	USD	54	57,510
6.88%, 07/15/33(a)		44	48,840
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	113,999
Suzano Austria GmbH, 6.00%, 01/15/29(a)	USD	1,201	1,325,544

			10,311,483

Diversified Consumer Services — 0.7%
APX Group, Inc.(g):
8.75%, 12/01/20		289	274,550
7.88%, 12/01/22		185	175,288
Ascend Learning LLC(a):
6.88%, 08/01/25(g)		325	336,781
6.88%, 08/01/25		698	723,302
Graham Holdings Co., 5.75%, 06/01/26(a)		204	217,301
Laureate Education, Inc., 8.25%, 05/01/25(a)		138	150,075
Matthews International Corp., 5.25%, 12/01/25(a)		126	123,480
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	100	128,161
Prime Security Services Borrower LLC/Prime Finance, Inc.(a):
9.25%, 05/15/23(g)	USD	236	247,948
5.25%, 04/15/24		571	582,431
5.75%, 04/15/26(g)		464	483,720
Service Corp. International, 5.13%, 06/01/29		342	360,489
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)(g)		546	564,952
Verisure Holding AB, 3.50%, 05/15/23	EUR	100	115,128

			4,483,606

Diversified Financial Services — 1.2%
Cabot Financial Luxembourg II SA(3 mo. Euribor + 6.38%), 6.38%, 06/14/24(d)		100	112,987
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)	USD	624	659,880
Ford Motor Credit Co. LLC, 4.39%, 01/08/26(g)		1,250	1,255,460
FS Energy & Power Fund, 7.50%, 08/15/23(a)		93	94,860
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	100	104,187
4.50%, 09/01/23(d)		100	94,898

6

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
General Motors Financial Co., Inc., 4.25%, 05/15/23	USD	326	$338,367
Gilex Holding Sarl, 8.50%, 05/02/23(a)		256	274,563
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(g)		2,888	2,924,413
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(h)	EUR	101	115,564
Lloyds Banking Group PLC(5 year CMT + 4.82%), 6.75%(i)(j)	USD	515	529,162
MSCI, Inc., 5.25%, 11/15/24(a)		127	130,772
PetSmart, Inc., 7.13%, 03/15/23(a)		164	152,930
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.(a):
6.75%, 06/01/25(g)		448	462,000
Series 144@, 6.75%, 06/01/25		286	294,937
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	114,071
WMG Acquisition Corp.:
4.13%, 11/01/24		90	103,943
5.50%, 04/15/26(a)	USD	197	203,895

			7,966,889

Diversified Telecommunication Services — 3.2%
AT&T, Inc.(g):
4.65%, 06/01/44		111	113,192
4.85%, 07/15/45		389	413,982
4.75%, 05/15/46		2,545	2,690,255
CenturyLink, Inc.:
5.63%, 04/01/25		71	71,923
Series P, 7.60%, 09/15/39		168	156,660
Series U, 7.65%, 03/15/42		168	156,660
Series W, 6.75%, 12/01/23(g)		886	956,127
Series Y, 7.50%, 04/01/24(g)		934	1,022,440
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)(g)		452	386,460
Embarq Corp., 8.00%, 06/01/36		507	493,058
Frontier Communications Corp.:
10.50%, 09/15/22		159	99,375
11.00%, 09/15/25(g)		1,373	798,056
8.00%, 04/01/27(a)(g)		1,865	1,948,925
Level 3 Financing, Inc.:
5.38%, 08/15/22		108	108,540
5.63%, 02/01/23		146	147,898
5.13%, 05/01/23(g)		360	361,807
5.38%, 05/01/25		146	150,745
5.25%, 03/15/26(g)		916	953,785
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(h)		507	512,070
Telecom Italia Capital SA:
6.38%, 11/15/33		82	86,116
6.00%, 09/30/34		309	313,635
7.20%, 07/18/36		23	25,645
7.72%, 06/04/38		71	82,005

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA:
4.00%, 04/11/24	EUR	100	$121,281
5.30%, 05/30/24(a)(g)	USD	800	845,000
2.75%, 04/15/25	EUR	100	114,713
Verizon Communications, Inc., 6.55%, 09/15/43(g)	USD	6,500	9,202,031

			22,332,384

Electric Utilities — 1.4%
AES Corp.:
4.50%, 03/15/23		227	232,675
4.88%, 05/15/23(g)		248	251,105
6.00%, 05/15/26		256	272,717
5.13%, 09/01/27		45	47,637
DPL, Inc., 7.25%, 10/15/21		16	17,140
Duke Energy Corp., 4.80%, 12/15/45(g)		1,500	1,720,515
Emera US Finance LP, 4.75%, 06/15/46(g)		200	224,461
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		309	317,652
Enel Finance International NV, 3.63%, 05/25/27(a)(g)		1,250	1,268,750
Energuate Trust, 5.88%, 05/03/27(a)(g)		375	375,000
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)		1,137	1,218,949
Inkia Energy Ltd., 5.88%, 11/09/27(a)(g)		455	473,655
NextEra Energy Operating Partners LP(a):
4.25%, 07/15/24		626	634,607
4.25%, 09/15/24		119	120,190
4.50%, 09/15/27		150	150,706
Southern Co., 4.40%, 07/01/46(g)		1,000	1,066,565
Talen Energy Supply LLC:
6.50%, 06/01/25		60	48,300
10.50%, 01/15/26(a)		60	56,400
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(g)		750	980,100

			9,477,124

Electronic Equipment, Instruments & Components — 0.5%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23(g)		325	329,778
5.50%, 12/01/24(g)		724	781,268
5.00%, 09/01/25		127	132,080
Corning, Inc., 4.38%, 11/15/57(g)		1,915	1,907,931
Itron, Inc., 5.00%, 01/15/26(a)		29	29,616

			3,180,673

Energy Equipment & Services — 0.4%
Apergy Corp., 6.38%, 05/01/26		283	288,660
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)		173	182,082

7

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Energy Equipment & Services (continued)
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(a)(g)	USD	378	$378,926
Odebrecht Oil & Gas Finance Ltd., 0.00%(a)(j)(k)	BRL	155	231
Pattern Energy Group, Inc., 5.88%, 02/01/24(a)	USD	263	268,260
Transocean, Inc.:
8.38%, 12/15/21		47	48,998
7.25%, 11/01/25(a)		356	334,640
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26(g)		329	342,193
6.88%, 09/01/27(a)		567	589,629

			2,433,619

Entertainment — 0.3%
Netflix, Inc.:
5.88%, 11/15/28(g)		904	992,140
3.88%, 11/15/29	EUR	100	118,677
5.38%, 11/15/29(a)	USD	700	736,750

			1,847,567

Environmental, Maintenance, & Security Service — 0.2%
GFL Environmental, Inc.(a):
7.00%, 06/01/26		429	442,942
8.50%, 05/01/27		421	460,995
Tervita Corp., 7.63%, 12/01/21(a)(g)		383	390,660
Waste Pro USA, Inc., 5.50%, 02/15/26(a)		177	180,983

			1,475,580

Equity Real Estate Investment Trusts (REITs) — 1.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)		199	206,544
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(g)		265	265,005
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		34	34,850
Iron Mountain, Inc., 4.88%, 09/15/27(a)		471	467,468
iStar, Inc.:
4.63%, 09/15/20		40	40,400
6.00%, 04/01/22(g)		96	98,400
5.25%, 09/15/22(g)		81	82,310
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		48	51,494
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24(g)		1,713	1,828,627
4.50%, 09/01/26(g)		715	733,948
5.75%, 02/01/27(a)		32	34,528

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP/MPT Finance Corp.:
5.50%, 05/01/24	USD	88	$90,420
5.00%, 10/15/27(g)		1,095	1,133,325
4.63%, 08/01/29		539	545,899
Starwood Property Trust, Inc., 5.00%, 12/15/21(g)		278	287,035
Trust F/1401, 6.95%, 01/30/44		1,738	1,951,991
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23(g)		168	183,372
Vivion Investments Sarl, 3.00%, 08/08/24(e)	EUR	100	110,700
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	USD	148	154,105

			8,300,421

Food & Staples Retailing — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24(g)		206	214,755
5.75%, 03/15/25		94	95,880
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 7.50%, 03/15/26(a)		127	139,938
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	123,280
BRF GmbH, 4.35%, 09/29/26	USD	200	191,200
Post Holdings, Inc., 5.50%, 12/15/29(a)		370	374,163
Tesco Corporate Treasury Services PLC, 2.50%, 05/02/25	GBP	100	125,188
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44(g)	USD	750	767,481

			2,031,885

Food Products — 1.1%
Aramark Services, Inc.:
5.00%, 04/01/25(a)		347	357,341
4.75%, 06/01/26(g)		252	258,615
5.00%, 02/01/28(a)(g)		681	709,942
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(a)(g)		252	234,990
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		146	152,205
JBS Investments II GmbH, 5.75%, 01/15/28(a)		395	401,280
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24		594	610,335
5.75%, 06/15/25(g)		1,153	1,181,319
6.75%, 02/15/28		210	226,800

8

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a):
6.50%, 04/15/29	USD	822	$882,622
5.50%, 01/15/30(e)		715	715,000
MARB BondCo PLC:
7.00%, 03/15/24		229	236,935
6.88%, 01/19/25(a)		637	652,925
Post Holdings, Inc.(a):
5.50%, 03/01/25(g)		273	283,920
5.75%, 03/01/27(g)		294	304,658
5.63%, 01/15/28		86	88,473
Simmons Foods, Inc., 7.75%, 01/15/24(a)		279	299,925

			7,597,285

Forest Products — 0.0%
JBS Investments GmbH, 7.25%, 04/03/24		200	207,500

Health Care Equipment & Supplies — 1.0%
Avantor, Inc.(a)(g):
6.00%, 10/01/24		2,057	2,201,011
9.00%, 10/01/25		1,401	1,552,490
Hologic, Inc.(a):
4.38%, 10/15/25		225	225,954
4.63%, 02/01/28		141	144,525
Immucor, Inc., 11.13%, 02/15/22(a)		112	114,100
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(a)(g)		162	121,856
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(a)(g)		1,966	1,916,850
Teleflex, Inc.:
4.88%, 06/01/26		284	295,360
4.63%, 11/15/27		72	74,765

			6,646,911

Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		72	72,000
6.50%, 03/01/24		115	117,875
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		242	260,755
Centene Corp.:
6.13%, 02/15/24		40	41,900
5.38%, 06/01/26(a)(g)		2,334	2,465,287
CHS/Community Health Systems, Inc.(a):
8.63%, 01/15/24		787	787,000
8.00%, 03/15/26		683	654,826
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(a)(g)(h)		116	116,870

Security		Par (000)	Value

Health Care Providers & Services (continued)
Encompass Health Corp., 5.75%, 11/01/24	USD	70	$70,789
Envision Healthcare Crop., 8.75%, 10/15/26(a)		383	265,228
HCA, Inc.:
5.38%, 02/01/25(g)		1,326	1,434,016
5.88%, 02/15/26		54	60,075
5.38%, 09/01/26(g)		403	436,248
5.63%, 09/01/28		1,080	1,190,916
5.88%, 02/01/29		655	731,144
MEDNAX, Inc.(a):
5.25%, 12/01/23(g)		198	197,657
6.25%, 01/15/27		717	710,560
Molina Healthcare, Inc.:
5.38%, 11/15/22		207	216,122
4.88%, 06/15/25(a)		279	283,185
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)(g)		482	467,521
Northwell Healthcare, Inc., 4.26%, 11/01/47(g)		686	737,480
NVA Holdings, Inc., 6.88%, 04/01/26(a)		206	220,420
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(a)(g)(h)		788	728,900
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(a)(g)		711	757,002
Sotera Health Holdings LLC, 6.50%, 05/15/23(a)		433	439,495
Surgery Center Holdings, Inc.(a):
6.75%, 07/01/25(g)		513	455,287
10.00%, 04/15/27		317	313,038
Team Health Holdings, Inc., 6.38%, 02/01/25(a)(g)		342	278,730
Tenet Healthcare Corp.:
6.00%, 10/01/20		862	886,782
8.13%, 04/01/22(g)		1,295	1,384,031
4.63%, 07/15/24(g)		447	454,599
6.25%, 02/01/27(a)(g)		1,361	1,412,718
UnitedHealth Group, Inc., 4.38%, 03/15/42(g)		750	834,537
Vizient, Inc., 6.25%, 05/15/27(a)		483	513,187
WellCare Health Plans, Inc.:
5.25%, 04/01/25		543	563,477
5.38%, 08/15/26(a)		387	409,303

			20,968,960

Health Care Technology — 0.4%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)		823	824,811
IQVIA, Inc.:
3.25%, 03/15/25	EUR	194	220,395
3.25%, 03/15/25(a)		100	113,606
5.00%, 10/15/26(a)	USD	548	572,660
5.00%, 05/15/27(a)		717	747,386

			2,478,858

9

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure — 4.8%
1011778 BC ULC/New Red Finance, Inc.(a)(g):
4.25%, 05/15/24	USD	576	$588,684
5.00%, 10/15/25		2,621	2,673,420
Boyd Gaming Corp., 6.00%, 08/15/26		133	138,985
Boyne USA, Inc., 7.25%, 05/01/25(a)		260	283,400
Cedar Fair LP, 5.25%, 07/15/29(a)		329	340,515
Churchill Downs, Inc.(a):
5.50%, 04/01/27		688	720,895
4.75%, 01/15/28		278	278,347
Cirsa Finance International Sarl, 7.88%, 12/20/23(a)		200	211,106
EI Group PLC, 6.00%, 10/06/23	GBP	3,320	4,108,920
Eldorado Resorts, Inc.:
6.00%, 04/01/25	USD	106	111,698
6.00%, 09/15/26		138	148,988
ESH Hospitality, Inc., 5.25%, 05/01/25(a)(g)		242	248,957
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		148	159,557
5.25%, 06/01/25		124	133,188
5.38%, 04/15/26		208	226,329
Golden Nugget, Inc., 6.75%, 10/15/24(a)(g)		1,507	1,551,276
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24(g)		382	386,851
5.13%, 05/01/26(g)		852	885,109
4.88%, 01/15/30(a)		1,089	1,118,947
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		246	254,917
IRB Holding Corp., 6.75%, 02/15/26(a)		139	138,305
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.00%, 06/01/24		45	46,463
5.25%, 06/01/26(g)		406	421,509
4.75%, 06/01/27		9	9,214
McDonald’s Corp., 3.70%, 01/30/26(g)		750	800,027
MGM Resorts International:
6.63%, 12/15/21(g)		1,419	1,536,224
7.75%, 03/15/22(g)		296	330,691
4.63%, 09/01/26		38	38,950
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/21(g)		460	460,460
Scientific Games International, Inc.:
10.00%, 12/01/22(g)		380	396,158
5.00%, 10/15/25(a)(g)		872	891,620
3.38%, 02/15/26	EUR	300	336,827
8.25%, 03/15/26(a)	USD	1,008	1,078,842
Six Flags Entertainment Corp.(a):
4.88%, 07/31/24(g)		1,683	1,720,867
5.50%, 04/15/27		99	104,198
Station Casinos LLC, 5.00%, 10/01/25(a)		330	336,270

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Stonegate Pub Co. Financing PLC:
7.04%, 03/15/22(d)	GBP	100	$122,182
4.88%, 03/15/22		100	124,135
Unique Pub Finance Co. PLC, Series M, 7.40%, 03/28/24		6,400	9,027,732
Wyndham Destinations, Inc.:
5.40%, 04/01/24	USD	16	16,840
5.75%, 04/01/27		76	80,845
Wynn Macau Ltd., 5.50%, 10/01/27(a)		600	599,802
Yum! Brands, Inc.:
3.88%, 11/01/23		110	111,925
5.35%, 11/01/43		85	79,263

			33,379,438

Household Durables — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(a)(g)		599	605,062
Lennar Corp.:
6.25%, 12/15/21(g)		450	474,750
4.88%, 12/15/23		146	153,665
4.75%, 05/30/25(g)		410	428,450
5.25%, 06/01/26		32	34,006
4.75%, 11/29/27(g)		425	446,250
Mattamy Group Corp.(a):
6.88%, 12/15/23		133	137,988
6.50%, 10/01/25		205	214,737
MDC Holdings, Inc., 6.00%, 01/15/43		144	141,840
Meritage Homes Corp., 5.13%, 06/06/27		91	94,413
PulteGroup, Inc.:
6.38%, 05/15/33(g)		469	501,830
6.00%, 02/15/35		48	49,920
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)		312	326,040
Tempur Sealy International, Inc., 5.50%, 06/15/26(g)		191	200,313
TRI Pointe Group, Inc., 4.88%, 07/01/21		66	67,320

			3,876,584

Household Products — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24(a)		102	104,550
Energizer Holdings, Inc.(a):
6.38%, 07/15/26		54	56,295
7.75%, 01/15/27		526	571,083

			731,928

Independent Power and Renewable Electricity Producers — 1.2%
AES Corp., 5.50%, 04/15/25		187	194,013
Calpine Corp.:
5.38%, 01/15/23(g)		1,269	1,265,003
5.88%, 01/15/24(a)(g)		453	463,192
5.50%, 02/01/24		77	77,000
5.75%, 01/15/25(g)		513	510,281
5.25%, 06/01/26(a)(g)		750	757,515

10

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC:
5.38%, 08/15/24(g)	USD	379	$388,949
5.75%, 10/15/25(a)		311	322,569
Genneia SA, 8.75%, 01/20/22(a)(g)		1,061	988,719
NRG Energy, Inc.:
6.63%, 01/15/27(g)		1,326	1,413,768
5.75%, 01/15/28(g)		558	594,270
5.25%, 06/15/29(a)		676	713,180
QEP Resources, Inc., 5.38%, 10/01/22		164	152,110
TerraForm Power Operating LLC(a):
4.25%, 01/31/23		214	214,208
6.63%, 06/15/25(l)		35	36,925
5.00%, 01/31/28		214	216,675

			8,308,377

Industrial Conglomerates — 0.3%
Algeco Global Finance PLC:
6.50%, 02/15/23	EUR	100	115,190
8.00%, 02/15/23(a)	USD	761	780,025
BWX Technologies, Inc., 5.38%, 07/15/26(a)		470	486,450
Vertiv Group Corp., 9.25%, 10/15/24(a)(g)		540	508,950

			1,890,615

Insurance — 1.2%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(a)		155	165,478
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23(a)(g)		1,505	1,538,862
AmWINS Group, Inc., 7.75%, 07/01/26(a)		262	273,462
Aon PLC, 3.88%, 12/15/25(g)		1,280	1,364,113
Assicurazioni Generali SpA(3 mo. Euribor + 7.11%), 7.75%, 12/12/42(i)	EUR	100	133,394
CNO Financial Group, Inc., 5.25%, 05/30/29	USD	417	450,360
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)		334	341,515
HUB International Ltd., 7.00%, 05/01/26(a)		1,488	1,513,103
Nationstar Mortgage Holdings, Inc.(a):
8.13%, 07/15/23		846	878,782
9.13%, 07/15/26		171	179,123
Nationwide Building Society, 4.13%, 10/18/32(a)(g)(i)		690	666,535
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(a)(g)		700	768,585

			8,273,312

Interactive Media & Services — 0.6%
Equinix, Inc.:
2.88%, 03/15/24	EUR	100	115,405
2.88%, 10/01/25		100	115,103

Security		Par (000)	Value

Interactive Media & Services (cotinued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	USD	359	$373,809
Match Group, Inc., 5.63%, 02/15/29(a)		209	223,107
Netflix, Inc., 4.88%, 04/15/28		89	91,948
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)(g)		182	166,530
Sabre GLBL, Inc., 5.25%, 11/15/23(a)(g)		305	313,089
SS&C Technologies, Inc., 5.50%, 09/30/27(a)(g)		1,760	1,830,400
Symantec Corp., 5.00%, 04/15/25(a)(g)		538	548,772
Uber Technologies, Inc.(a):
7.50%, 11/01/23(g)		407	430,402
8.00%, 11/01/26		217	229,477

			4,438,042

IT Services — 0.9%
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	130	124,559
9.75%, 09/01/26(a)(g)	USD	1,647	1,465,830
Dun & Bradstreet Corp., 10.25%, 02/15/27(a)		23	24,725
First Data Corp.(a):
5.00%, 01/15/24		160	163,920
5.75%, 01/15/24(g)		2,668	2,744,838
Gartner, Inc., 5.13%, 04/01/25(a)(g)		207	212,951
InterXion Holding NV, 4.75%, 06/15/25	EUR	100	120,411
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	USD	990	1,004,850
WEX, Inc., 4.75%, 02/01/23(a)		108	108,540
Xerox Corp.:
4.80%, 03/01/35		398	344,270
6.75%, 12/15/39		59	58,410

			6,373,304

Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(a)		846	889,374

Machinery — 0.6%
Colfax Corp.(a):
6.00%, 02/15/24		680	720,162
6.38%, 02/15/26		321	343,573
Manitowoc Co., Inc., 9.00%, 04/01/26(a)		289	291,168
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		377	393,022
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	118	131,828
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)(g)	USD	607	616,105
SPX FLOW, Inc.(a):
5.63%, 08/15/24(g)		228	237,405
5.88%, 08/15/26		93	97,883
Terex Corp., 5.63%, 02/01/25(a)(g)		419	417,952

11

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(a)(g)	USD	946	$858,495
Wabash National Corp., 5.50%, 10/01/25(a)(g)		286	278,135

			4,385,728

Media — 7.9%
Altice Financing SA(a)(g):
6.63%, 02/15/23		633	652,781
7.50%, 05/15/26		849	889,327
Altice France SA:
6.25%, 05/15/24(a)		237	244,702
7.38%, 05/01/26(a)(g)		2,017	2,149,366
5.88%, 02/01/27	EUR	100	120,582
8.13%, 02/01/27(a)(g)	USD	780	849,225
Altice Luxembourg SA(a):
7.75%, 05/15/22(g)		1,199	1,224,479
7.63%, 02/15/25		864	846,755
10.50%, 05/15/27		762	806,767
AMC Networks, Inc., 4.75%, 08/01/25(g)		878	893,365
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 02/15/23(g)		709	719,635
4.00%, 03/01/23(a)(g)		421	423,105
5.13%, 05/01/27(a)(g)		1,818	1,874,812
5.88%, 05/01/27(a)		54	56,430
5.00%, 02/01/28(a)(g)		362	371,521
5.38%, 06/01/29(a)(g)		1,661	1,721,211
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(g)		3,000	3,541,649
Clear Channel International BV, 8.75%, 12/15/20(a)(g)		906	921,855
Clear Channel Worldwide Holdings, Inc.(g):
6.50%, 11/15/22		261	266,272
9.25%, 02/15/24(a)		2,878	3,121,685
Series B, 6.50%, 11/15/22		2,677	2,733,217
Comcast Corp.(g):
4.60%, 08/15/45		1,750	1,999,544
4.70%, 10/15/48		2,750	3,228,693
CSC Holdings LLC:
5.38%, 07/15/23(a)(g)		980	1,005,088
5.25%, 06/01/24(g)		633	660,694
7.75%, 07/15/25(a)(g)		284	305,300
6.63%, 10/15/25(a)		288	306,000
10.88%, 10/15/25(a)(g)		1,603	1,825,929
5.50%, 05/15/26(a)(g)		200	209,000
5.38%, 02/01/28(a)		200	208,500
6.50%, 02/01/29(a)		614	676,935

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC (continued):
5.75%, 01/15/30(a)	USD	594	$602,910
Series 144S, 5.13%, 12/15/21(a)(g)		218	218,000
Series 144S, 5.13%, 12/15/21(a)		542	542,000
Cumulus Media New Holdings, Inc., 6.75%, 07/01/26(a)		253	258,376
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)(e)		1,034	1,050,802
Discovery Communications LLC, 4.95%, 05/15/42(g)		400	404,637
DISH DBS Corp.(g):
6.75%, 06/01/21		397	413,257
5.88%, 07/15/22		1,037	1,048,168
5.00%, 03/15/23		303	292,395
5.88%, 11/15/24		214	199,024
eircom Finance DAC, 3.50%, 05/15/26	EUR	100	115,159
Entercom Media Corp.(a):
7.25%, 11/01/24	USD	18	18,855
6.50%, 05/01/27		338	357,435
GCI LLC, 6.63%, 06/15/24(a)		182	193,830
Gray Television, Inc., 7.00%, 05/15/27(a)		369	403,594
Hughes Satellite Systems Corp., 5.25%, 08/01/26(g)		217	229,912
iHeartCommunications, Inc., 6.38%, 05/01/26		192	203,745
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		1,071	986,659
8.50%, 10/15/24(a)(g)		976	973,658
9.75%, 07/15/25(a)		893	923,139
Lamar Media Corp., 5.75%, 02/01/26		146	153,986
Level 3 Parent LLC, 5.75%, 12/01/22		99	99,743
Live Nation Entertainment, Inc., 4.88%, 11/01/24(a)		34	35,020
MDC Partners, Inc., 6.50%, 05/01/24(a)(g)		225	203,063
Meredith Corp., 6.88%, 02/01/26		184	195,040
Midcontinent Communications/Midcontinent Finance Corp.(a):
6.88%, 08/15/23(g)		282	291,687
5.38%, 08/15/27(e)		209	214,225
Nexstar Escrow, Inc., 5.63%, 07/15/27(a)		251	260,726
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.88%, 03/15/25		64	65,816
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(a)		203	204,015
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(a)		71	72,065
Sable International Finance Ltd., 5.75%, 09/07/27(a)		200	205,250

12

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Scripps Escrow, Inc., 5.88%, 07/15/27(a)	USD	206	$208,099
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24		181	186,303
5.00%, 08/01/27(g)		308	317,240
5.50%, 07/01/29		579	605,779
TEGNA, Inc., 5.50%, 09/15/24(a)		79	81,469
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		600	607,200
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	70	84,270
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(a)(g)	USD	153	165,240
Tribune Media Co., 5.88%, 07/15/22		361	366,956
Univision Communications, Inc.(a):
5.13%, 05/15/23(g)		593	588,730
5.13%, 02/15/25		70	68,163
UPC Holding BV, 3.88%, 06/15/29	EUR	100	117,340
UPCB Finance IV Ltd., 5.38%, 01/15/25(a)	USD	200	205,000
Viacom, Inc., 5.85%, 09/01/43(g)		645	767,262
Videotron Ltd., 5.13%, 04/15/27(a)(g)		519	543,652
Virgin Media Finance PLC, 5.75%, 01/15/25(a)(g)		1,050	1,091,685
Virgin Media Secured Finance PLC:
5.25%, 01/15/26(a)		200	204,500
4.88%, 01/15/27	GBP	130	163,025
6.25%, 03/28/29		175	225,037
5.50%, 05/15/29(a)	USD	200	204,900
Ziggo Bond Co. BV:
7.13%, 05/15/24	EUR	46	53,157
6.00%, 01/15/27(a)	USD	638	646,932
Ziggo BV, 5.50%, 01/15/27(a)(g)		613	627,559

			54,420,113

Metals & Mining — 2.2%
Alcoa Nederland Holding BV(a):
7.00%, 09/30/26		200	214,250
6.13%, 05/15/28		200	210,250
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(g)		250	280,103
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(a)		263	280,095
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(a)		220	225,500
Constellium SE(a):
5.75%, 05/15/24		506	521,180
6.63%, 03/01/25(g)		300	314,250
5.88%, 02/15/26(g)		1,443	1,497,113
Freeport-McMoRan, Inc.:
4.00%, 11/14/21		276	281,175
3.55%, 03/01/22		759	760,951
3.88%, 03/15/23		1,246	1,248,741
4.55%, 11/14/24		413	423,408
5.40%, 11/14/34		184	177,560
5.45%, 03/15/43		2,132	1,977,856

Security		Par (000)	Value

Metals & Mining (continued)
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)	USD	254	$265,430
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)(g)		322	308,315
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(a)		155	163,742
Kaiser Aluminum Corp., 5.88%, 05/15/24		124	128,960
Mineral Resources Ltd., 8.13%, 05/01/27(a)		211	221,529
Nexa Resources SA, 5.38%, 05/04/27(a)(g)		857	901,993
Novelis Corp.(a):
6.25%, 08/15/24(g)		1,739	1,821,637
5.88%, 09/30/26		538	557,503
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(g)		400	483,359
Steel Dynamics, Inc.:
5.25%, 04/15/23(g)		525	535,500
4.13%, 09/15/25(g)		186	186,764
5.00%, 12/15/26		15	15,675
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(a)		116	114,979
thyssenkrupp AG, 2.88%, 02/22/24	EUR	100	115,719
Usiminas International Sarl, 5.88%, 07/18/26(a)	USD	200	203,350
Vale Overseas Ltd., 6.25%, 08/10/26(g)		680	769,930

			15,206,817

Multi-Utilities — 0.1%
Superior Plus LP/Superior General Partner, Inc., 7.00%, 07/15/26(a)		371	391,405

Multiline Retail — 0.1%
Target Corp., 4.00%, 07/01/42(g)		300	327,989

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(a)		225	228,184

Oil, Gas & Consumable Fuels — 8.6%
Aker BP ASA, 4.75%, 06/15/24(a)		604	622,120
Anadarko Petroleum Corp., 4.50%, 07/15/44(g)		500	499,994
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27(g)		235	246,617
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		65	62,563
Apache Corp., 4.75%, 04/15/43(g)		800	742,689
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)		285	281,437
Berry Petroleum Co. LLC, 7.00%, 02/15/26(a)		190	181,450

13

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/25	USD	188	$173,900
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		88	65,780
Callon Petroleum Co.:
6.13%, 10/01/24(g)		242	236,560
Series WI, 6.38%, 07/01/26		391	381,225
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23(g)		152	149,264
8.25%, 07/15/25		229	229,000
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		258	251,550
Chaparral Energy, Inc., 8.75%, 07/15/23(a)		68	39,100
Cheniere Corpus Christi Holdings LLC(g):
7.00%, 06/30/24		578	657,487
5.88%, 03/31/25		604	664,460
5.13%, 06/30/27		1,190	1,295,493
Cheniere Energy Partners LP:
5.63%, 10/01/26		492	520,290
Series WI, 5.25%, 10/01/25		57	59,067
Chesapeake Energy Corp.:
6.63%, 08/15/20		352	352,000
4.88%, 04/15/22		335	307,677
5.75%, 03/15/23		89	76,540
7.00%, 10/01/24(g)		196	160,230
8.00%, 03/15/26(a)		194	155,200
8.00%, 06/15/27		482	385,600
CNX Resources Corp., 5.88%, 04/15/22(g)		1,473	1,403,548
Comstock Resources, Inc., 9.75%, 08/15/26		183	136,793
CONSOL Energy, Inc., 11.00%, 11/15/25(a)(g)		500	530,000
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(a)		248	173,600
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 04/01/23		18	18,316
5.63%, 05/01/27(a)		471	466,337
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)(g)		1,295	1,275,575
DCP Midstream Operating LP:
5.38%, 07/15/25		262	278,053
5.13%, 05/15/29		546	562,380
6.45%, 11/03/36(a)(g)		254	269,240
6.75%, 09/15/37(a)(g)		418	445,692
Denbury Resources, Inc., 9.25%, 03/31/22(a)(g)		569	499,297
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43		228	143,640

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
eG Global Finance PLC:
4.38%, 02/07/25	EUR	100	$110,423
6.75%, 02/07/25(a)	USD	470	471,762
Enbridge, Inc., 6.25%, 03/01/78(i)		1,865	1,940,924
Endeavor Energy Resources LP/EER Finance, Inc.(a):
5.50%, 01/30/26		670	693,450
5.75%, 01/30/28		424	449,440
Energy Transfer Operating LP(g):
6.13%, 12/15/45		500	573,830
5.30%, 04/15/47		350	366,800
EnLink Midstream LLC, 5.38%, 06/01/29		98	101,033
EnLink Midstream Partners LP:
4.40%, 04/01/24		281	285,651
4.15%, 06/01/25		28	27,580
4.85%, 07/15/26		127	128,905
5.60%, 04/01/44		301	260,365
5.05%, 04/01/45		372	312,480
5.45%, 06/01/47		350	298,375
Enterprise Products Operating LLC, 5.38%, 02/15/78(g)(i)		420	401,100
Extraction Oil & Gas, Inc.(a):
7.38%, 05/15/24		214	173,875
5.63%, 02/01/26(g)		554	408,863
Frontera Energy Corp., 9.70%, 06/25/23(a)		697	749,554
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 05/15/23		93	93,465
5.63%, 06/15/24		92	90,390
6.50%, 10/01/25(g)		111	110,168
6.25%, 05/15/26(g)		188	185,415
Geopark Ltd., 6.50%, 09/21/24(a)		228	236,835
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(a)(g)		649	561,385
Hess Corp., 4.30%, 04/01/27(g)		750	770,726
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(a)		294	305,668
Impulsora Pipeline LLC, 6.05%, 12/31/42(b)		1,664	1,787,865
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)		391	329,417
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(g)		2,500	2,654,507
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)		51	51,383
Matador Resources Co., 5.88%, 09/15/26		381	376,424

14

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp.(a):
6.38%, 01/30/23	USD	186	$177,630
6.50%, 01/15/25(g)		920	920,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 01/15/28		359	358,551
Murphy Oil Corp.:
5.75%, 08/15/25		217	222,425
5.63%, 12/01/42		178	159,310
Nabors Industries, Inc.:
5.00%, 09/15/20		54	54,405
4.63%, 09/15/21		278	272,440
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(g)		493	647,679
Noble Holding International Ltd.(g):
7.75%, 01/15/24		21	16,328
7.88%, 02/01/26(a)		966	823,515
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK), 8.50%, 05/15/23(h)		414	424,361
NuStar Logistics LP, 6.00%, 06/01/26		194	204,670
Oasis Petroleum, Inc.:
6.88%, 03/15/22		95	94,558
6.88%, 01/15/23		54	53,123
Odebrecht Offshore Drilling Finance Ltd.(a):
6.72%, 12/01/22(g)	BRL	260	254,589
(7.72% PIK), 7.72%, 12/01/26(h)		31	8,428
Pacific Drilling SA, 8.38%, 10/01/23(a)(g)	USD	1,436	1,398,305
Parsley Energy LLC/Parsley Finance Corp.(a):
6.25%, 06/01/24		163	168,909
5.38%, 01/15/25(g)		337	341,233
5.25%, 08/15/25		70	70,525
5.63%, 10/15/27		393	405,772
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25(g)		252	263,970
PDC Energy, Inc.:
1.13%, 09/15/21(m)		1,047	972,336
6.13%, 09/15/24		132	130,350
5.75%, 05/15/26		121	116,972
Petrobras Global Finance BV:
8.38%, 05/23/21(g)		126	138,836
6.13%, 01/17/22(g)		310	334,122
5.30%, 01/27/25		908	978,415
8.75%, 05/23/26(g)		637	800,072
7.38%, 01/17/27		80	94,600
6.00%, 01/27/28(g)		1,093	1,194,649
7.25%, 03/17/44		480	561,870
Petroleos Mexicanos:
6.38%, 02/04/21		330	340,560

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued):
5.38%, 03/13/22	USD	47	$47,605
6.50%, 03/13/27(g)		424	421,664
5.35%, 02/12/28		199	183,378
QEP Resources, Inc.:
6.88%, 03/01/21		410	410,000
5.25%, 05/01/23		169	153,790
5.63%, 03/01/26		203	173,569
Range Resources Corp.:
5.88%, 07/01/22		61	57,340
5.00%, 08/15/22(g)		155	142,554
4.88%, 05/15/25(g)		217	182,280
Rowan Cos., Inc., 4.88%, 06/01/22		630	576,450
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		10	11,094
Saudi Arabian Oil Co., 3.50%, 04/16/29(a)		225	230,319
Seven Generations Energy Ltd.(a):
6.88%, 06/30/23(g)		144	147,240
5.38%, 09/30/25		355	338,137
Shell International Finance BV, 4.38%, 05/11/45(g)		450	522,661
SM Energy Co.:
6.13%, 11/15/22		56	54,740
5.00%, 01/15/24		165	151,388
5.63%, 06/01/25(g)		147	127,523
6.75%, 09/15/26		9	8,100
Southwestern Energy Co.:
6.20%, 01/23/25		136	117,300
7.75%, 10/01/27(g)		144	126,000
SRC Energy, Inc., 6.25%, 12/01/25		144	125,280
Suncor Energy, Inc., 6.50%, 06/15/38(g)		800	1,085,228
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27		168	177,030
Series WI, 4.88%, 01/15/23		253	257,352
Series WI, 5.50%, 02/15/26		120	124,500
Series WI, 5.88%, 03/15/28		147	152,145
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
4.75%, 10/01/23		31	31,349
5.50%, 09/15/24(g)		572	579,150
5.50%, 01/15/28(g)		958	950,528
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		156	160,680
5.88%, 04/15/26(g)		325	343,184
5.38%, 02/01/27		20	20,800
6.50%, 07/15/27(a)		384	418,088
5.00%, 01/15/28(g)		367	372,046
6.88%, 01/15/29(a)		1,204	1,327,651

15

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Transocean Pontus Ltd., 6.13%, 08/01/25(a)	USD	236	$243,337
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)		509	543,368
Transocean Sentry Ltd., 5.38%, 05/15/23(a)		347	347,867
Transocean, Inc.(a):
9.00%, 07/15/23		772	812,306
7.50%, 01/15/26		319	302,252
Valaris PLC, 5.75%, 10/01/44(e)		39	66,690
Whiting Petroleum Corp., 6.63%, 01/15/26		97	91,423
Williams Partners LP, 4.50%, 11/15/23(g)		1,750	1,865,826
WPX Energy, Inc.:
8.25%, 08/01/23		214	240,750
5.25%, 09/15/24(g)		143	143,715
5.75%, 06/01/26		50	51,375
YPF SA, 8.50%, 07/28/25		906	899,658

			59,228,040

Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(a)		182	192,920

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(a)		171	164,588

Pharmaceuticals — 2.6%
AbbVie, Inc., 4.45%, 05/14/46(g)		1,000	991,338
Allergan Funding SCS, 4.75%, 03/15/45(g)		500	515,532
Allergan Sales LLC, 5.00%, 12/15/21(a)(g)		718	753,068
Bausch Health Americas, Inc.(a):
8.50%, 01/31/27		1,061	1,168,532
9.25%, 04/01/26		257	287,840
Bausch Health Cos., Inc.:
5.50%, 03/01/23(a)(g)		876	880,932
4.50%, 05/15/23	EUR	552	617,786
5.88%, 05/15/23(a)(g)	USD	240	241,728
7.00%, 03/15/24(a)(g)		566	597,130
6.13%, 04/15/25(a)		221	227,354
5.50%, 11/01/25(a)		1,854	1,928,160
9.00%, 12/15/25(a)		668	748,421
5.75%, 08/15/27(a)		423	445,207
7.00%, 01/15/28(a)		592	613,460
7.25%, 05/30/29(a)		697	724,448
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(a)		310	318,525
Charles River Laboratories International, Inc., 5.50%, 04/01/26(a)		514	543,555
CVS Health Corp., 5.05%, 03/25/48(g)		1,110	1,203,095
Eagle Holding Co. II LLC, (7.75% Cash), 7.75%, 05/15/22(a)(h)		407	410,561
Elanco Animal Health, Inc., 4.90%, 08/28/28		363	402,120

Security		Par (000)	Value

Pharmaceuticals (continued)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(a)(g)	USD	1,770	$1,834,162
Mylan NV, 3.95%, 06/15/26(g)		650	663,244
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	117,240
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	USD	821	745,057
Rossini Sarl, 6.75%, 10/30/25	EUR	316	377,758
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(a)(g)	USD	244	254,370

			17,610,623

Real Estate Management & Development — 0.1%
ADLER Real Estate AG:
1.88%, 04/27/23	EUR	100	114,602
3.00%, 04/27/26		100	119,154
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)	USD	208	212,680
Howard Hughes Corp., 5.38%, 03/15/25(a)(g)		218	223,450
Newmark Group, Inc., 6.13%, 11/15/23		128	137,443
Residomo SRO, 3.38%, 10/15/24	EUR	100	115,300

			922,629

Road & Rail — 1.1%
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(g)	USD	500	561,970
Europcar Mobility Group, 4.00%, 04/30/26	EUR	100	114,014
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(a)	USD	203	193,865
Herc Holdings, Inc., 5.50%, 07/15/27(a)		511	511,639
Hertz Corp., 7.63%, 06/01/22(a)(g)		599	620,935
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	116,314
Lima Metro Line 2 Finance Ltd.(a):
5.88%, 07/05/34(g)	USD	4,000	4,336,250
4.35%, 04/05/36(e)		220	226,187
Union Pacific Corp., 4.05%, 11/15/45(g)		500	526,134
United Rentals North America, Inc., 5.25%, 01/15/30		362	370,301

			7,577,609

Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		89	100,681
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(g)		2,600	2,543,313
Qorvo, Inc., 5.50%, 07/15/26		500	526,650
QUALCOMM, Inc., 4.65%, 05/20/35(g)		400	453,962
Sensata Technologies BV, 5.00%, 10/01/25(a)		368	387,313
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26(a)		222	235,042

			4,246,961

16

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software — 2.4%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)(g)	USD	833	$866,320
CA, Inc., 3.60%, 08/15/22(g)		660	667,529
CDK Global, Inc.:
4.88%, 06/01/27(g)		858	887,043
5.25%, 05/15/29(a)		164	170,150
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)(g)		1,602	1,748,183
Infor US, Inc., 6.50%, 05/15/22(g)		2,690	2,737,075
Informatica LLC, 7.13%, 07/15/23(a)(g)		1,011	1,029,956
Microsoft Corp., 3.70%, 08/08/46(g)		1,750	1,896,894
Nuance Communications, Inc.:
6.00%, 07/01/24(g)		208	215,800
5.63%, 12/15/26		153	161,415
Oracle Corp., 4.00%, 07/15/46(g)		1,500	1,600,267
PTC, Inc., 6.00%, 05/15/24(g)		269	281,441
RP Crown Parent LLC, 7.38%, 10/15/24(a)(g)		900	936,000
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)(g)		1,960	2,099,062
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		54	55,823
TIBCO Software, Inc., 11.38%, 12/01/21(a)(g)		929	981,256

			16,334,214

Specialty Retail — 0.7%
Asbury Automotive Group, Inc., 6.00%, 12/15/24(g)		395	409,812
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(a)(g)		384	391,680
Group 1 Automotive, Inc., 5.25%, 12/15/23(a)		53	54,126
IAA, Inc., 5.50%, 06/15/27(a)		443	463,212
L Brands, Inc.:
6.88%, 11/01/35(g)		478	425,420
6.75%, 07/01/36		79	69,323
Lowe’s Cos., Inc., 4.65%, 04/15/42(g)		400	435,785
Penske Automotive Group, Inc., 5.50%, 05/15/26		32	33,120
PetSmart, Inc., 5.88%, 06/01/25(a)		788	779,017
Staples, Inc.(a):
7.50%, 04/15/26(g)		1,426	1,458,085
10.75%, 04/15/27		229	237,015
Tendam Brands SAU, 5.00%, 09/15/24	EUR	100	112,038

			4,868,633

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., 4.65%, 02/23/46(g)	USD	1,500	1,794,747
Dell International LLC/EMC Corp.(a):
4.42%, 06/15/21		25	25,705
7.13%, 06/15/24(g)		1,104	1,167,484
Western Digital Corp., 4.75%, 02/15/26(g)		698	690,147

			3,678,083

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)	USD	189	$198,450

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)(g):
5.25%, 03/15/22		27	27,675
5.25%, 10/01/25		338	346,450

			374,125

Tobacco — 0.4%
Altria Group, Inc., 4.50%, 05/02/43(g)		750	742,548
Philip Morris International, Inc., 4.38%, 11/15/41(g)		900	969,701
Reynolds American, Inc., 5.85%, 08/15/45		715	784,061

			2,496,310

Transportation Infrastructure — 0.3%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(a)		606	619,084
Rumo Luxembourg Sarl, 7.38%, 02/09/24(a)(g)		1,061	1,151,079
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(a)(g)		520	546,907

			2,317,070

Utilities — 0.4%
ContourGlobal Power Holdings SA:
3.38%, 08/01/23	EUR	100	114,702
4.13%, 08/01/25		100	117,426
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(a)	USD	1,061	888,587
Orano SA, 3.38%, 04/23/26	EUR	100	118,456
Stoneway Capital Corp., 10.00%, 03/01/27(a)(g)	USD	982	905,859
Vistra Operations Co. LLC(a):
5.50%, 09/01/26		80	83,800
5.63%, 02/15/27		428	451,540
5.00%, 07/31/27		195	199,631

			2,880,001

Wireless Telecommunication Services — 1.8%
C&W Senior Financing DAC, 6.88%, 09/15/27(a)		1,143	1,195,921
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		1,000	1,034,375
CyrusOne LP/CyrusOne Finance Corp., 5.38%, 03/15/27		244	258,640
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 05/25/24(a)		250	235,625
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	112,846
Matterhorn Telecom SA, 4.00%, 11/15/27		100	112,892

17

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(a)	USD	160	$158,000
SBA Communications Corp.(g):
4.00%, 10/01/22		475	481,531
4.88%, 09/01/24		1,636	1,682,822
Sprint Capital Corp.:
6.88%, 11/15/28		363	399,300
8.75%, 03/15/32		160	198,600
Sprint Corp.:
7.88%, 09/15/23(g)		1,268	1,413,820
7.13%, 06/15/24(g)		1,237	1,354,515
7.63%, 02/15/25		242	268,022
7.63%, 03/01/26(g)		1,228	1,372,327
T-Mobile USA, Inc.:
4.00%, 04/15/22(g)		234	238,095
6.38%, 03/01/25		220	227,975
6.50%, 01/15/26		286	304,504
4.50%, 02/01/26(g)		570	580,688
4.75%, 02/01/28(g)		800	822,000
Wind Tre SpA, 3.13%, 01/20/25	EUR	100	111,696

			12,564,194

Total Corporate Bonds — 72.4% (Cost — $483,328,581)			498,791,091

Floating Rate Loan Interests(d) — 10.1%

Aerospace & Defense — 0.0%
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.99%, 12/06/25(b)	USD	65	65,403

Auto Components — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 5.73%, 04/30/26		390	389,950

Capital Markets — 0.1%
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.75%), 6.19%, 06/03/26		233	232,345
Travelport Finance (Luxembourg) Sarl, 2019 Term Loan, (3 mo. LIBOR + 5.00%), 7.54%, 05/29/26		482	467,998

			700,343

Chemicals — 0.1%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.33%, 01/31/24		665	648,906
Invictus US LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 9.27%, 03/30/26		59	58,979
Momentive Performance Materials, Inc., Term Loan B, (3 mo. LIBOR + 3.25%), 5.59%, 05/15/24		97	96,631

			804,516

Security		Par (000)	Value

Commercial Services & Supplies — 0.4%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.73%, 08/04/25	USD	514	$522,779
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 05/30/25		354	350,944
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.73%, 08/27/25		1,554	1,559,860

			2,433,583

Construction & Engineering — 0.3%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 1.00%, 06/21/24(e)(n)		1,660	1,600,276
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.48%, 05/23/25		351	339,559

			1,939,835

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.59%, 04/03/24		194	190,242
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.73%, 05/16/24		99	98,777

			289,019

Diversified Consumer Services — 0.0%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 07/12/24		71	70,357

Diversified Financial Services — 5.8%
Aviron Capital LLC, 2017 Term Loan, (3 mo. LIBOR + 5.00%), 7.26%, 07/17/20(b)		73,311	39,954,560

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.98%, 01/31/25		801	795,391

Energy Equipment & Services — 0.1%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.23%, 03/01/24(b)		136	60,131
Pioneer Energy Services Corp., Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 10.02%, 11/08/22(b)		865	828,238

			888,369

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.73%, 10/10/23		69	68,643

18

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Gas Utilities — 0.0%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.83%, 07/31/25(b)	USD	54	$53,901

Health Care Equipment & Supplies — 0.1%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.33%, 06/15/21		843	840,684

Health Care Providers & Services — 0.4%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.73%, 06/30/25		172	172,475
Concentra, Inc., 2018 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 1.00% Floor), 8.96%, 06/01/23		262	263,092
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.98%, 10/10/25		1,002	858,861
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 6.00%, 07/02/25(b)		271	271,963
Quorum Health Corporation, Term Loan B, (3 mo. LIBOR + 6.75%, 1.00% Floor), 9.01%, 04/29/22		247	244,389
Sotera Health Holdings LLC, 2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.23%, 05/15/22		833	823,505

			2,634,285

Health Care Services — 0.1%
Emerald TopCo, Inc., Term Loan, 1.00%, 07/24/26(n)		838	835,695

Health Care Technology — 0.1%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.83%, 02/11/26		940	941,956

Hotels, Restaurants & Leisure — 0.1%
NASCAR Holdings, Inc., Term Loan B, 1.00%, 07/26/26(n)		222	222,972
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.83%, 07/10/25		580	582,100

			805,072

Industrial Conglomerates — 0.1%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 11/30/23		717	681,771
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.56%, 11/28/21		199	196,266

			878,037

Security		Par (000)	Value

Insurance — 0.1%
Alliant Holdings I, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.27%, 05/09/25	USD	60	$59,511
Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.48%, 12/31/25		470	462,329

			521,840

Interactive Media & Services — 0.0%
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.98%, 05/06/24		172	158,923

IT Services — 0.0%
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.83%, 08/01/24		175	160,312
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.83%, 08/01/25(b)		75	61,875

			222,187

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.48%, 08/30/24		100	98,728

Machinery — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.23%, 03/28/25		808	766,875

Media — 0.4%
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.33%, 08/14/26		280	278,114
Diamond Sports Group LLC, Term Loan, 1.00%, 07/17/26(n)		332	332,548
Intelsat Jackson Holdings SA:
2017 Term Loan B3, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.99%, 11/27/23		107	107,329
2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.74%, 01/02/24		330	332,479
2017 Term Loan B5, (Fixed + 6.62%), 6.63%, 01/02/24		1,841	1,859,857

			2,910,327

19

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.00%), 8.38%, 10/25/23	USD	258	$221,576

Oil & Gas Equipment & Services — 0.3%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.23%, 05/09/25		1,947	1,856,812

Oil, Gas & Consumable Fuels — 0.1%
BCP Raptor II LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.98%, 11/03/25		88	81,217
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.37%, 1.00% Floor), 12.62%, 12/31/21		416	416,455
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.74%, 09/27/24		247	247,380

			745,052

Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (3 mo. LIBOR + 4.25%), 6.50%, 04/29/24		306	279,101
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.38%, 06/02/25		228	228,351

			507,452

Professional Services — 0.1%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 7.24%, 02/06/26		364	366,162

Software — 0.8%
Cypress Intermediate Holdings III, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 4.99%, 04/26/24		131	129,229
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 8.98%, 04/27/25		40	40,367
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 5.98%, 10/01/25		3,401	3,397,317
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 5.08%, 02/01/22		164	164,094
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.83%, 11/01/24		623	642,598
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.48%, 11/29/24		240	227,791

Security		Par (000)	Value

Software (continued)
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 5.48%, 05/30/25	USD	72	$69,481
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.48%, 04/16/25		130	130,198
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 4.48%, 04/16/25		209	208,412
Tibco Software, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 6.39%, 06/30/26		238	238,224
Ultimate Software Group, Inc., Term Loan B, (3 mo. LIBOR + 3.75%), 6.08%, 05/04/26		104	104,996

			5,352,707

Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials Operations LLC, Term Loan B, (1 mo. LIBOR + 5.25%, 1.00% Floor), 7.48%, 08/12/22		304	303,597

Wireless Telecommunication Services — 0.0%
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 09/09/21(b)		222	221,624

Total Floating Rate Loan Interests — 10.1% (Cost — $103,424,821)			69,643,461

Foreign Agency Obligations — 5.5%
Argentine Republic Government International Bond:
6.88%, 04/22/21		272	245,072
4.63%, 01/11/23		136	113,858
Colombia Government International Bond:
8.13%, 05/21/24		826	1,018,561
4.50%, 01/28/26(g)		337	363,791
3.88%, 04/25/27(g)		944	985,064
Cyprus Government International Bond, 4.63%, 02/03/20(a)	EUR	2,950	3,343,570
Egypt Government International Bond:
5.75%, 04/29/20	USD	2,360	2,401,300
7.60%, 03/01/29(a)(g)		256	274,240
6.38%, 04/11/31(a)	EUR	130	152,500
Iceland Government International Bond, 5.88%, 05/11/22	USD	3,415	3,749,586
Indonesia Government International Bond:
4.75%, 01/08/26		670	735,325
4.10%, 04/24/28		774	828,422
5.35%, 02/11/49(g)		295	355,936
Indonesia Treasury Bond, 8.38%, 09/15/26	IDR	17,965,000	1,358,157

20

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Agency Obligations (continued)
Italy Buoni Poliennali Del Tesoro, 3.85%, 09/01/49(a)	EUR	4,380	$6,060,226
Mexico Government International Bond:
4.15%, 03/28/27	USD	730	759,930
3.75%, 01/11/28(g)		200	202,300
Nigeria Government International Bond, 7.63%, 11/21/25		767	853,767
Oman Government International Bond, 4.88%, 02/01/25(a)(e)		373	371,694
Paraguay Government International Bond, 5.40%, 03/30/50(a)		200	225,188
Portugal Government International Bond, 5.13%, 10/15/24(a)		3,680	4,148,979
Qatar Government International Bond:
4.50%, 04/23/28		970	1,093,675
4.00%, 03/14/29(a)(g)		1,335	1,455,984
Republic of South Africa Government International Bond, 5.88%, 05/30/22(g)		1,334	1,422,377
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26		600	645,000
4.25%, 06/23/27		800	834,800
Saudi Government International Bond:
4.38%, 04/16/29(a)		200	220,700
4.50%, 04/17/30		764	850,714
Spain Government Bond, 2.70%, 10/31/48(a)	EUR	1,150	1,713,749
Turkey Government International Bond, 6.25%, 09/26/22	USD	467	475,902
Ukraine Government International Bond:
7.75%, 09/01/22		136	144,228
9.75%, 11/01/28		272	317,390

Total Foreign Agency Obligations — 5.5% (Cost — $36,969,147)			37,721,985

Non-Agency Mortgage-Backed Securities — 13.7%

Collateralized Mortgage Obligations — 13.7%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 3.43%, 11/25/46(d)		5,251	2,622,391
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.24%), 2.51%, 03/25/36(d)		8,344	8,131,016
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 2.92%, 07/25/37(d)		3,917	1,863,490
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		2,163	1,477,981
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 4.32%, 11/25/36(c)		3,871	3,692,509

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust:
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 2.72%, 05/25/35(d)	USD	2,773	$2,546,767
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 2.67%, 12/25/36(d)(e)		2,351	632,774
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		2,254	1,540,394
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 2.64%, 11/20/46(d)		5,343	3,811,453
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,677	1,162,394
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 3.36%, 11/25/46(d)		7,626	6,936,195
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 2.46%, 10/25/46(d)		5,213	5,020,562
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.12%), 2.39%, 12/25/46(d)		3,267	3,163,981
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.21%), 2.48%, 07/25/46(d)		5,922	5,104,303
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 2.46%, 07/25/46(d)		2,303	2,238,143
Series 2007-12T1, Class A22, 5.75%, 06/25/37		4,652	3,319,160
Series 2007-12T1, Class A5, 6.00%, 06/25/37		2,257	1,657,295
Series 2007-22, Class 2A16, 6.50%, 09/25/37		8,673	5,795,351
Series 2007-23CB, Class A1, 6.00%, 09/25/37		5,968	4,760,814
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 2.62%, 04/25/37(d)		3,266	2,550,406
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 3.35%, 03/25/47(d)		3,817	3,263,571
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.20%), 2.47%, 04/25/46(d)		7,214	6,841,179
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 3.15%, 05/26/37(a)(b)(l)		9,140	7,997,130

21

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(c)	USD	7,852	$3,012,853
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 2.87%, 08/25/36(d)(e)		6,503	1,672,060
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 3.28%, 05/25/47(d)		3,697	3,510,602

Total Non-Agency Mortgage-Backed Securities — 13.7% (Cost — $94,418,501)			94,324,774

Preferred Securities — 16.1%

Capital Trusts — 12.0%

Banks — 3.5%
Banco Bilbao Vizcaya Argentaria SA(i)(j):
6.13%(g)		2,000	1,887,500
8.88%		200	245,763
Bankia SA, 6.38%(i)(j)		200	232,979
BNP Paribas SA, 7.20%(a)(g)(i)(j)		4,000	4,382,480
Capital One Financial Corp., Series E, 5.55%(g)(i)(j)		3,500	3,543,750
CIT Group, Inc., Series A, 5.80%(g)(i)(j)		282	286,935
Fifth Third Bancorp, Series J, 4.90%(i)(j)		3,000	2,985,000
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.50%(d)(j)		100	68,875
ING Groep NV, 6.75%(i)(j)		200	208,250
Wells Fargo & Co.,(g)(i)(j):
Series S, 5.90%		8,800	9,339,000
Series U, 5.88%		1,150	1,259,250

			24,439,782

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(i)(j)		100	114,583

Capital Markets — 1.1%
Goldman Sachs Group, Inc., Series P, 5.00%(g)(i)(j)		144	140,639
Morgan Stanley, Series H, 5.91%(g)(i)(j)		5,007	5,019,518
State Street Corp., Series F, 5.25%(g)(i)(j)		1,875	1,916,325
UBS Group Funding Switzerland AG, 5.75%(i)(j)		200	242,789

			7,319,271

Diversified Financial Services — 5.1%
Bank of America Corp.,(i)(j):
Series AA, 6.10%		3,890	4,245,157
Series DD, 6.30%		205	229,600
Series U, 5.20%(g)		1,750	1,789,375
Series V, 5.80%(g)		589	590,037
Series X, 6.25%(g)		6,175	6,715,312
Series Z, 6.50%		170	189,168

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of New York Mellon Corp., Series D, 4.50%(g)(i)(j)	4,567	$4,441,407
Credit Agricole SA, 6.50%(i)(j)	100	120,248
Credit Suisse Group AG, 7.50%(a)(i)(j)	200	212,500
HBOS Capital Funding LP, 6.85%(j)	200	203,376
HSBC Holdings PLC(g)(i)(j):
6.00%	695	699,344
6.50%	655	682,837
JPMorgan Chase & Co.,(i)(j):
Series 1, 5.74%	266	267,330
Series FF, 5.00%	1,595	1,610,950
Series Q, 5.15%(g)	5,500	5,609,010
Series R, 6.00%	228	239,970
Series S, 6.75%	180	199,655
Series V, 5.64%(g)	3,830	3,833,830
LeasePlan Corp. NV, 7.38%(i)(j)	200	236,289
Royal Bank of Scotland Group PLC, 8.63%(i)(j)	200	212,750
Societe Generale SA, 6.75%(a)(g)(i)(j)	3,000	2,996,250

		35,324,395

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV(i)(j):
3.75%	100	116,789
4.38%	100	120,110
5.88%	100	127,858

		364,757

Electric Utilities — 1.5%
Electricite de France SA, 5.25%(a)(g)(i)(j)	7,500	7,668,750
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(i)	2,500	2,631,543
RWE AG, 2.75%, 04/21/75(i)	20	22,638

		10,322,931

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	100	117,657

Industrial Conglomerates — 0.2%
General Electric Co., Series D, 5.00%(g)(i)(j)	1,383	1,339,781

Insurance — 0.5%
Allstate Corp., Series B, 5.75%, 08/15/53(g)(i)	2,000	2,120,000
Voya Financial, Inc., 5.65%, 05/15/53(g)(i)	1,090	1,149,797

		3,269,797

Media — 0.0%
SES SA, 5.63%(i)(j)	100	122,375

Oil, Gas & Consumable Fuels — 0.0%
Naturgy Finance BV, 4.13%(i)(j)	100	119,556

Total Capital Trusts — 12.0% (Cost — $80,372,188)		82,854,885

22

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Preferred Stocks — 4.1%

Capital Markets — 2.2%
Goldman Sachs Group, Inc., Series J, 5.50%(i)(j)		395,017	$10,298,477
Morgan Stanley,(i)(j):
Series F, 6.88%		100	2,797,000
Series K, 5.85%		60	1,651,634
SCE Trust III, Series H, 5.75%(i)(j)		23,730	588,266

			15,335,377

Equity Real Estate Investment Trusts (REITs) — 1.9%
Firstar Realty LLC, 8.88%(a)(j)		10,000	11,400,000
SunTrust Real Estate Investment Corp., 9.00%(a)(b)(f)(j)		15	1,608,971

			13,008,971

Total Preferred Stocks — 4.1% (Cost — $29,328,114)			28,344,348

Total Preferred Securities — 16.1% (Cost — $109,700,302)			111,199,233

		Par (000)

U.S. Government Sponsored Agency Securities — 13.7%

Collateralized Mortgage Obligations — 0.8%
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44	USD	5,297	5,787,938

Mortgage-Backed Securities — 12.9%
Fannie Mae Mortgage-Backed Securities(g):
4.00%, 02/01/34-04/01/56		34,204	36,164,805
4.50%, 09/01/48-07/01/55		49,529	52,906,943

			89,071,748

Total U.S. Government Sponsored Agency Securities — 13.7% (Cost — $94,020,557)			94,859,686

Security		Par (000)	Value

U.S. Treasury Obligations — 2.9%
U.S. Treasury Note(g):
2.75%, 09/30/20	USD	2,700	$2,722,254
2.75%, 08/31/25		7,000	7,337,695
3.00%, 09/30/25		4,500	4,784,414
U.S. Treasury Notes, 2.88%, 10/31/20(g)		5,000	5,052,344

Total U.S. Treasury Obligations — 2.9% (Cost — $19,088,725)			19,896,707

		Shares

Warrants — 0.0%

Diversified Financial Services — 0.0%
Aviron Capital LLC(o)		10	—

Total Warrants — 0.0% (Cost — $—)			—

Total Long-Term Investments — 154.6% (Cost — $1,075,007,010)			1,065,804,937

Short-Term Securities — 2.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20%(p)(q)		19,961,074	19,961,074

Total Short-Term Securities — 2.9% (Cost — $19,961,074)			19,961,074

Total Investments — 157.5% (Cost — $1,094,968,084)			1,085,766,011

Liabilities in Excess of Other Assets — (57.5)%			(396,529,412)

Net Assets — 100.0%			$689,236,599

23

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)	Amount is less than $500.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(m)	Convertible security.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	All or a portion of the security is held by a wholly-owned subsidiary.
(p)	Annualized 7-day yield as of period end.
(q)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	19,961,074	19,961,074	$19,961,074	$105,188	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

FNMA	Federal National Mortgage Association

JPY	Japanese Yen

LIBOR	London Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

OTC	Over-the-Counter

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

24

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05	09/10/18	Open	$217,003	$222,832	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	209,528	215,125	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	183,180	188,074	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	914,338	938,764	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	216,213	221,989	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	229,323	235,449	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	157,590	161,800	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/10/18	Open	422,300	433,582	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	230,850	237,001	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	209,925	215,518	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	435,750	447,360	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	227,960	234,034	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	221,253	227,147	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	335,200	344,131	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/11/18	Open	665,125	682,846	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/12/18	Open	313,320	321,668	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/13/18	Open	816,140	837,767	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	675,315	693,064	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	583,255	598,584	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	130,900	134,340	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	216,645	222,339	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	210,013	215,532	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	822,165	843,773	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	199,565	204,810	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	333,325	342,085	Corporate Bonds	Open/Demand

25

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05	09/14/18	Open	$233,373	$239,506	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	240,470	246,790	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	323,850	332,361	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	200,340	205,605	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	255,000	261,702	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	357,870	367,276	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	83,363	85,553	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	266,985	274,002	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	332,500	341,239	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	273,600	280,791	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	98,910	101,510	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	217,350	223,062	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	281,325	288,719	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	166,250	170,619	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	209,990	215,509	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	137,618	141,234	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	404,250	414,874	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	409,078	419,829	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	681,120	699,021	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/14/18	Open	116,188	119,241	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.45	09/19/18	Open	385,875	394,147	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	809,933	828,358	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	71,775	73,408	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	63,990	65,446	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	379,500	388,134	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	684,125	699,689	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	265,688	271,732	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	696,658	712,506	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	882,750	902,833	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	208,098	212,832	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	21,803	22,299	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	201,825	206,417	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	09/19/18	Open	891,938	912,229	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	145,230	149,005	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	363,800	373,256	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	756,000	775,651	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	1,068,930	1,096,715	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	141,930	145,619	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	159,125	163,261	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	318,565	326,845	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	137,250	140,818	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	200,175	205,378	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	150,068	153,968	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	151,368	155,302	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	130,615	134,010	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	118,793	121,880	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	151,810	155,756	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	09/20/18	Open	135,725	139,253	Corporate Bonds	Open/Demand

26

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
UBS Securities LLC	2.80	09/20/18	Open	$3,410,731	$3,491,949	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	279,650	286,675	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	379,225	388,751	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	405,350	415,533	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	283,511	290,633	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	3,468,400	3,555,529	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	2.95	09/20/18	Open	273,700	280,576	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	10/04/18	Open	250,920	257,176	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	10/09/18	Open	2,545,000	2,599,279	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	10/15/18	Open	630,487	644,387	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	10/15/18	Open	182,125	186,522	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	10/18/18	Open	347,650	355,933	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	11/02/18	Open	156,513	159,972	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.40	11/06/18	Open	928,173	943,559	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/08/18	Open	113,685	116,205	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/08/18	Open	369,195	377,377	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/14/18	Open	188,800	192,895	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	11/15/18	Open	371,000	378,312	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	11/15/18	Open	131,198	133,783	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.80	11/15/18	Open	936,563	955,356	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	3.00	11/15/18	Open	1,838,000	1,877,058	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	3.00	11/15/18	Open	2,332,000	2,381,555	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	3.00	11/15/18	Open	1,721,000	1,757,571	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	162,180	165,657	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	246,750	252,082	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	369,313	377,293	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	676,400	691,016	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	163,255	166,783	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	184,275	188,257	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	82,418	84,184	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	188,583	192,657	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	484,380	494,847	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	461,438	471,408	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	269,675	275,502	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	1,249,203	1,276,196	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	76,800	78,460	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	364,770	372,652	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	266,880	272,647	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	321,850	328,805	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	2,187,760	2,235,034	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	190,575	194,693	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/15/18	Open	298,775	305,231	Corporate Bonds	Open/Demand

27

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05	11/15/18	Open	$151,700	$154,978	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/27/18	Open	177,637	181,321	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	11/27/18	Open	802,556	819,199	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	11/30/18	Open	128,936	131,506	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	11/30/18	Open	708,000	720,595	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/10/18	Open	156,000	159,062	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/11/18	Open	1,925,235	1,959,786	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/11/18	Open	703,030	716,774	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/11/18	Open	168,950	172,253	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/11/18	Open	91,390	93,118	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	144,450	147,263	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	91,640	93,424	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	288,435	294,051	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	213,665	217,825	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	224,000	228,361	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/12/18	Open	383,675	391,145	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	12/13/18	Open	166,750	169,664	Capital Trusts	Open/Demand
Barclays Bank PLC	2.90	12/13/18	Open	673,200	685,593	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	451,500	460,100	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	7,953,000	8,103,742	Capital Trusts	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	171,911	175,166	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	754,050	768,414	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	1,460,188	1,488,037	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	641,996	654,225	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	548,800	559,267	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	1,923,750	1,960,440	Capital Trusts	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	451,131	459,735	Capital Trusts	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	2,953,125	3,009,448	Capital Trusts	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	773,900	788,660	Capital Trusts	Open/Demand
Barclays Bank PLC	3.00	12/13/18	Open	3,882,938	3,956,994	Capital Trusts	Open/Demand
Barclays Bank PLC	3.05	12/13/18	Open	976,875	995,795	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.05	12/13/18	Open	382,200	389,602	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75)	12/13/18	Open	120,803	122,023	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	12/13/18	Open	262,125	263,827	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	12/13/18	Open	337,125	343,016	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	253,980	258,824	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	230,740	235,141	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	217,493	221,641	Capital Trusts	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	245,305	249,984	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	238,210	242,753	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	264,308	269,348	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	216,118	220,239	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/13/18	Open	207,225	211,177	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/13/18	Open	291,375	296,541	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/13/18	Open	613,800	624,683	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	300,655	306,485	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	209,300	213,359	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	12/14/18	Open	3,318,000	3,373,185	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	407,028	414,156	Corporate Bonds	Open/Demand

28

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.79	12/14/18	Open	$623,000	$633,912	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	502,500	511,301	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	628,125	639,126	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,174,400	1,194,969	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	2,236,000	2,275,163	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	175,500	178,574	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	452,500	460,425	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	570,975	580,975	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	828,750	843,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,421,250	1,446,143	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	882,500	897,957	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	555,000	564,721	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	378,000	384,621	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	232,400	236,470	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	473,750	482,048	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	559,000	568,791	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	705,000	717,348	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	699,375	711,624	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	445,000	452,794	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	376,000	382,586	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	340,000	345,955	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	333,000	338,832	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	827,500	841,993	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	236,875	241,024	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	940,000	956,464	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	471,250	479,504	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	534,000	543,353	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,005,000	1,022,602	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	435,000	442,619	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	907,500	923,395	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,353,750	1,377,461	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	372,000	378,515	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	415,000	422,269	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	249,000	253,361	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	226,875	230,849	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,090,625	1,109,727	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	714,375	726,887	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	428,625	436,132	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	430,000	437,531	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	1,413,750	1,438,511	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	942,500	959,008	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	266,600	271,269	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	334,850	340,715	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	392,000	398,866	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	447,500	455,338	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	433,125	440,711	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	364,000	370,375	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	271,500	276,255	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	680,625	692,546	Corporate Bonds	Open/Demand

29

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.79	12/14/18	Open	$792,000	$805,872	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	238,125	242,296	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	558,250	568,028	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	491,400	500,007	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/14/18	Open	942,500	959,008	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	356,250	363,074	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	2,827,500	2,881,658	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	793,098	808,289	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	2,101,020	2,141,263	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	165,083	168,245	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	192,240	195,922	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	213,368	217,454	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	541,800	552,178	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/14/18	Open	416,560	424,539	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/18/18	Open	117,420	119,650	Corporate Bonds	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	337,344	343,037	Corporate Bonds	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	4,812,500	4,893,724	Corporate Bonds	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	7,050,000	7,168,988	Capital Trusts	Open/Demand
UBS Securities LLC	2.70	12/18/18	Open	3,860,000	3,925,148	Corporate Bonds	Open/Demand
UBS Securities LLC	2.75	12/18/18	Open	314,550	319,958	Corporate Bonds	Open/Demand
UBS Securities LLC	2.80	12/18/18	Open	382,200	388,891	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	1,697,850	1,729,171	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	382,235	389,286	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	407,340	414,854	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	491,175	500,236	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	387,838	394,992	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	451,920	460,257	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	246,986	251,542	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	3,730,000	3,798,808	Capital Trusts	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	275,558	280,641	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	131,863	134,272	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	337,871	344,104	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	509,400	518,797	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	12/18/18	Open	388,578	395,746	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/19/18	Open	692,355	705,507	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/19/18	Open	679,635	692,545	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.50	12/21/18	Open	99,731	100,396	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/21/18	Open	111,360	113,436	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.20	12/24/18	Open	427,988	433,689	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/04/19	Open	532,800	542,099	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	01/07/19	Open	702,913	714,921	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.65	01/07/19	Open	3,765,000	3,821,815	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	2.90	01/07/19	Open	1,305,000	1,326,551	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	01/07/19	Open	2,188,700	2,223,473	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	2,152,000	2,189,376	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	1,129,360	1,148,975	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	01/07/19	Open	671,670	683,336	Corporate Bonds	Open/Demand

30

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	3.05	01/07/19	Open	$808,860	$822,908	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.75	01/08/19	Open	1,384,688	1,394,871	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	3.05	01/09/19	Open	164,920	167,756	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	01/14/19	Open	264,282	268,665	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.30	01/16/19	Open	118,443	119,573	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	02/01/19	Open	261,625	265,570	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	02/12/19	Open	167,500	169,574	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co LLC	2.40	02/12/19	Open	971,473	979,569	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.50	02/12/19	Open	393,992	398,616	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.50	02/12/19	Open	1,043,954	1,056,206	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	3.05	02/14/19	Open	160,000	162,264	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	1.50	02/20/19	Open	671,138	675,640	Capital Trusts	Open/Demand
Goldman Sachs & Co LLC	2.40	02/20/19	Open	560,686	566,704	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	02/27/19	Open	323,145	327,361	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	0.75	03/04/19	Open	402,781	404,031	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.30	03/04/19	Open	209,576	211,571	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co LLC	2.40	03/04/19	Open	242,685	245,095	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	03/04/19	Open	220,314	222,685	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	03/04/19	Open	608,747	615,298	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	03/04/19	Open	284,346	287,406	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/05/19	Open	134,640	136,328	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	03/05/19	Open	540,078	546,627	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.50	03/11/19	Open	348,317	351,704	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	3.05	03/11/19	Open	636,327	643,982	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/15/19	Open	427,220	432,136	Corporate Bonds	Open/Demand
UBS Securities LLC	2.95	03/15/19	Open	500,650	506,353	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/19/19	Open	259,940	262,891	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/25/19	Open	2,154,304	2,177,463	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/25/19	Open	2,235,295	2,259,324	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/28/19	Open	1,994,200	2,015,488	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/28/19	Open	1,467,772	1,483,440	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	226,412	228,752	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	2,057,485	2,079,274	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.70	04/01/19	Open	617,094	622,694	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/01/19	Open	209,475	211,622	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/03/19	Open	244,500	246,965	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.60	04/04/19	Open	327,837	330,560	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/04/19	Open	205,320	207,320	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.45	04/05/19	Open	279,513	281,700	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	2.79	04/05/19	Open	1,121,875	1,132,140	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/05/19	Open	1,033,600	1,043,933	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/05/19	Open	1,383,580	1,397,412	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/05/19	Open	1,097,260	1,108,230	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/05/19	Open	327,240	330,428	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/09/19	Open	1,137,045	1,147,931	Corporate Bonds	Open/Demand

31

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	3.00	04/15/19	Open	$251,517	$253,780	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/15/19	Open	679,770	685,990	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/15/19	Open	1,161,115	1,171,739	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/15/19	Open	694,058	700,408	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/15/19	Open	1,146,110	1,156,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/15/19	Open	517,478	522,212	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/15/19	Open	725,375	732,012	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/15/19	Open	675,863	682,047	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/15/19	Open	567,800	572,995	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/15/19	Open	772,424	779,492	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/15/19	Open	627,458	633,199	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/18/19	Open	147,870	149,135	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/23/19	Open	1,061,950	1,070,857	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	04/26/19	Open	436,353	439,938	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	(2.00)	05/02/19	Open	121,442	120,835	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	05/03/19	Open	329,460	331,888	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	05/03/19	Open	657,640	662,487	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	05/03/19	Open	661,050	665,922	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/07/19	Open	388,300	390,684	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.90	05/08/19	Open	426,000	428,883	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	05/08/19	Open	1,266,375	1,275,495	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	05/08/19	Open	96,280	96,965	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	05/08/19	Open	1,359,023	1,368,694	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	05/08/19	Open	474,300	477,675	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	05/15/19	Open	2,224,378	2,237,824	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	05/20/19	Open	152,880	153,644	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	05/20/19	Open	278,868	280,569	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC	2.25	05/22/19	Open	1,345,926	1,351,814	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	3.05	05/28/19	Open	530,565	533,487	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	05/28/19	Open	167,670	168,593	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	05/29/19	Open	142,450	143,078	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.52	05/30/19	Open	4,753,125	4,774,517	U.S. Treasury Obligations	Open/Demand
Barclays Capital, Inc.	3.00	05/31/19	Open	298,511	299,059	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	06/05/19	Open	94,185	94,594	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	06/05/19	Open	346,822	348,328	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	06/12/19	Open	425,250	427,015	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	06/19/19	Open	1,202,310	1,206,588	Corporate Bonds	Open/Demand
UBS Securities LLC	2.78	06/19/19	Open	271,795	272,676	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.17	06/20/19	Open	12,731	12,748	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	07/10/19	Open	528,555	529,495	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	07/11/19	Open	1,102,130	1,104,059	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	07/11/19	Open	1,143,080	1,145,080	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	07/11/19	Open	1,081,978	1,083,871	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	07/11/19	Open	1,191,375	1,193,460	Corporate Bonds	Open/Demand

32

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.76	07/11/19	Open	$8,596,250	$8,609,431	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.84	07/11/19	Open	501,250	502,041	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.84	07/11/19	Open	351,323	351,877	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.85	07/11/19	Open	498,739	499,529	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	07/11/19	Open	492,500	493,293	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	07/11/19	Open	705,938	707,075	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	07/11/19	Open	5,369,375	5,378,026	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.90	07/11/19	Open	2,180,050	2,183,562	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	07/11/19	Open	1,088,901	1,090,686	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	07/11/19	Open	706,875	708,073	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.56	07/12/19	8/02/19	4,829,600	4,835,438	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	8,771,000	8,781,603	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	4,053,800	4,058,701	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	4,046,900	4,051,792	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	14,415,900	14,433,327	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	9,908,400	9,920,378	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	2,025,700	2,028,149	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	7,998,500	8,008,169	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	11,032,900	11,046,238	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	1,382,700	1,384,372	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	12,953,100	12,968,759	U.S. Government Sponsored Agency Securities	Up to 60 Days
BNP Paribas S.A.	2.56	07/12/19	8/02/19	4,788,900	4,794,689	U.S. Government Sponsored Agency Securities	Up to 60 Days
RBC Capital Markets, LLC	3.05	07/12/19	Open	1,518,030	1,520,216	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.75	07/15/19	Open	987,998	989,205	Capital Trusts	Open/Demand

33

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.86	07/15/19	Open	$304,300	$304,687	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.89	07/15/19	Open	6,224,895	6,232,891	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.89	07/15/19	Open	1,675,961	1,678,114	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	07/15/19	Open	263,160	263,499	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	07/15/19	Open	949,000	950,223	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	07/15/19	Open	264,023	264,363	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	07/15/19	Open	271,950	272,301	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.90	07/15/19	Open	243,100	243,413	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	07/15/19	Open	1,265,863	1,267,522	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	07/15/19	Open	402,840	403,368	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	07/15/19	Open	494,730	495,379	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	07/15/19	Open	77,919	78,021	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.95	07/15/19	Open	928,150	929,367	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	07/15/19	Open	516,041	516,727	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.99	07/15/19	Open	1,075,436	1,076,865	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	07/15/19	Open	574,158	574,920	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	07/15/19	Open	1,503,480	1,505,478	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.99	07/15/19	Open	404,133	404,670	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.99	07/15/19	Open	547,336	548,064	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.00	07/15/19	Open	1,603,875	1,606,014	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	07/15/19	Open	126,000	126,170	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.04	07/15/19	Open	647,849	648,724	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	07/15/19	Open	1,231,811	1,233,476	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.04	07/15/19	Open	132,840	133,019	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	07/15/19	Open	188,233	188,487	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	07/15/19	Open	2,091,213	2,094,038	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.04	07/15/19	Open	827,160	828,278	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	07/15/19	Open	675,000	675,915	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	07/15/19	Open	1,449,315	1,451,280	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	07/15/19	Open	114,851	115,007	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.05	07/15/19	Open	286,259	286,647	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.08	07/15/19	Open	689,500	690,444	Capital Trusts	Open/Demand
BNP Paribas S.A.	3.08	07/15/19	Open	98,223	98,357	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.09	07/15/19	Open	615,820	616,666	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.11	07/15/19	Open	349,160	349,643	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.11	07/15/19	Open	210,893	211,184	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.11	07/15/19	Open	302,036	302,454	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.11	07/15/19	Open	345,120	345,597	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.00	07/16/19	Open	121,030	121,080	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.50	07/16/19	Open	447,578	448,044	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.55	07/16/19	Open	399,474	399,898	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.55	07/16/19	Open	404,920	405,350	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.55	07/16/19	Open	186,000	186,198	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.55	07/16/19	Open	759,000	759,806	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.09	07/16/19	Open	829,868	830,936	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.70	07/17/19	Open	7,412,000	7,419,420	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	2.70	07/17/19	Open	2,747,000	2,749,750	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	2.70	07/17/19	Open	5,089,000	5,094,095	U.S. Treasury Obligations	Open/Demand

34

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.95	07/18/19	Open	$941,640	$942,643	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	3.05	07/18/19	Open	700,520	701,292	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	2.00	07/19/19	Open	132,888	132,962	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	07/22/19	Open	105,120	105,200	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	07/22/19	Open	167,625	167,753	Corporate Bonds	Open/Demand
BNP Paribas S.A.	3.09	07/23/19	Open	189,500	189,627	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	07/24/19	Open	1,011,185	1,011,785	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	07/25/19	Open	231,278	231,287	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	07/25/19	Open	1,262,621	1,263,253	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	07/26/19	Open	676,000	676,172	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	07/26/19	Open	1,142,040	1,142,330	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	07/26/19	Open	103,635	103,661	Corporate Bonds	Open/Demand
Barclays Bank PLC	3.00	07/30/19	Open	331,406	331,434	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	07/30/19	Open	1,059,100	1,059,188	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	07/30/19	Open	1,207,140	1,207,242	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	07/30/19	Open	163,163	163,176	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	07/31/19	Open	1,231,250	1,231,250	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	07/31/19	Open	1,024,441	1,024,441	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.00	07/31/19	Open	1,088,560	1,088,560	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.00	07/31/19	Open	1,674,250	1,674,250	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.00	07/31/19	Open	1,119,423	1,119,423	Corporate Bonds	Open/Demand

				$410,286,142	$414,421,548

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro OAT Futures	65	09/06/19	$12,033	$170,468
10-Year U.S. Treasury Note	261	09/19/19	33,257	38,767
10-Year U.S. Ultra Long Treasury Note	43	09/19/19	5,927	50,332

				259,567

Short Contracts
Euro Bund Futures	1	09/06/19	194	(4,517)
Long U.S. Treasury Bond	29	09/19/19	4,512	(122,241)
U.S. Ultra Bond	171	09/19/19	30,363	(368,970)
Long Gilt Futures	1	09/26/19	162	(4,804)
2-Year U.S. Treasury Note	281	09/30/19	60,248	88,932
5-Year U.S. Treasury Note	339	09/30/19	39,851	8,442

				(403,158)

				$(143,591)

35

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,817,763	EUR	1,630,000	Bank of America N.A.	08/06/19	$12,775
USD	4,289,712	EUR	3,760,774	Citibank N.A.	08/06/19	125,201
USD	16,389,689	EUR	14,368,778	Citibank N.A.	08/06/19	478,356
USD	359,420	EUR	322,000	Commonwealth Bank of Australia	08/06/19	2,852
USD	1,670,082	EUR	1,481,000	Goldman Sachs International	08/06/19	30,090
USD	1,844,353	EUR	1,641,000	Goldman Sachs International	08/06/19	27,184
USD	1,887,029	EUR	1,695,000	State Street Bank and Trust Co.	08/06/19	10,063
USD	3,085,399	EUR	2,704,000	UBS AG	08/06/19	91,112
USD	224,065	GBP	176,000	BNP Paribas S.A.	08/06/19	9,991
USD	2,491,721	GBP	1,958,000	Citibank N.A.	08/06/19	110,151
USD	13,950,077	GBP	10,962,000	Citibank N.A.	08/06/19	616,687
USD	118,392	GBP	93,000	Deutsche Bank AG	08/06/19	5,273
USD	385,728	GBP	303,000	Deutsche Bank AG	08/06/19	17,180
USD	309,979	GBP	244,000	State Street Bank and Trust Co.	08/06/19	13,195
USD	10,567,142	EUR	9,454,000	BNP Paribas S.A.	09/05/19	73,163
USD	10,024,000	EUR	8,968,778	Citibank N.A.	09/05/19	68,619
USD	143,995	GBP	118,000	BNP Paribas S.A.	09/05/19	256
USD	214,681	GBP	176,000	BNP Paribas S.A.	09/05/19	292
USD	2,388,913	GBP	1,958,000	Citibank N.A.	09/05/19	3,831
USD	13,374,495	GBP	10,962,000	Citibank N.A.	09/05/19	21,446
USD	147,813	EUR	130,000	Bank of America N.A.	09/09/19	3,464
CAD	4,564,809	EUR	3,100,000	Deutsche Bank AG	09/18/19	17,150
USD	3,520,000	JPY	375,367,520	Bank of America N.A.	09/18/19	57,469
USD	3,500,000	JPY	376,434,450	Standard Chartered Bank	09/18/19	27,627
USD	3,520,000	SEK	32,953,620	JPMorgan Chase Bank N.A.	09/18/19	97,140
USD	3,500,000	SEK	32,940,761	State Street Bank and Trust Co.	09/18/19	78,476

						1,999,043

EUR	9,454,000	USD	10,542,155	BNP Paribas S.A.	08/06/19	(73,225)
EUR	3,760,774	USD	4,219,701	Citibank N.A.	08/06/19	(55,191)
EUR	5,400,000	USD	6,058,962	Citibank N.A.	08/06/19	(79,247)
EUR	8,968,778	USD	10,000,187	Citibank N.A.	08/06/19	(68,569)
GBP	118,000	USD	143,788	BNP Paribas S.A.	08/06/19	(261)
GBP	176,000	USD	214,368	BNP Paribas S.A.	08/06/19	(294)
GBP	1,958,000	USD	2,385,431	Citibank N.A.	08/06/19	(3,861)
GBP	10,962,000	USD	13,355,005	Citibank N.A.	08/06/19	(21,614)
GBP	93,000	USD	116,084	Deutsche Bank AG	08/06/19	(2,966)
GBP	303,000	USD	378,240	Deutsche Bank AG	08/06/19	(9,692)
USD	1,645,606	MXN	31,780,000	Commonwealth Bank of Australia	08/06/19	(11,616)
EUR	3,100,000	CAD	4,556,910	Morgan Stanley & Co. International PLC	09/18/19	(11,160)
JPY	376,007,808	USD	3,520,000	Bank of America N.A.	09/18/19	(51,562)
JPY	376,908,595	USD	3,500,000	State Street Bank and Trust Co.	09/18/19	(23,253)
SEK	32,456,971	USD	3,520,000	JPMorgan Chase Bank N.A.	09/18/19	(148,727)
SEK	32,974,403	USD	3,500,000	JPMorgan Chase Bank N.A.	09/18/19	(74,982)

						(636,220)

						$1,362,823

36

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	USD	2,871	$(229,176)	$(208,757)	$(20,419)
CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	USD	57,350	(1,264,434)	(1,078,151)	(186,283)

						$(1,493,610)	$(1,286,908)	$(206,702)

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR, 2.27%	Quarterly	2.39	Semi-Annual	N/A		02/12/20	USD	193,500	$1,173,937	$716	$1,173,221
3-Month LIBOR, 2.27%	Quarterly	2.36	Semi-Annual	N/A		02/13/20	USD	150,000	862,611	558	862,053
2.22	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	08/13/19	(a)	08/13/21	USD	80,000	(465,182)	1,096	(466,278)
1.71	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	10/01/19	(a)	10/01/21	USD	35,200	115,558	6,320	109,238
2.01	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	N/A		02/02/22	USD	15,000	(91,706)	108	(91,814)
2.01	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	N/A		07/12/22	USD	3,000	(10,077)	—	(10,077)
3-Month LIBOR, 2.27%	Quarterly	2.67	Semi-Annual	N/A		01/30/24	USD	20,000	713,589	271	713,318
3-Month LIBOR, 2.27%	Quarterly	2.57	Semi-Annual	N/A		02/05/24	USD	33,000	1,254,008	449	1,253,559
3-Month LIBOR, 2.27%	Quarterly	2.60	Semi-Annual	N/A		02/19/24	USD	12,600	497,654	173	497,481
3-Month LIBOR, 2.27%	Quarterly	2.34	Semi-Annual	08/06/19	(a)	08/06/24	USD	22,000	523,560	331	523,229
3-Month LIBOR, 2.27%	Quarterly	2.28	Semi-Annual	08/06/19	(a)	08/06/24	USD	22,000	463,604	331	463,273
3-Month LIBOR, 2.27%	Quarterly	2.15	Semi-Annual	08/15/19	(a)	08/15/24	USD	30,000	450,985	452	450,533
3-Month LIBOR, 2.27%	Quarterly	2.20	Semi-Annual	08/15/19	(a)	08/15/24	USD	15,000	258,111	226	257,885
2.47	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	N/A		12/29/26	USD	3,000	(119,230)	38	(119,268)
2.25	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	N/A		01/19/27	USD	3,400	(82,063)	41	(82,104)
2.42	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	N/A		04/04/27	USD	18,300	(786,735)	227	(786,962)
2.30	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	N/A		05/02/27	USD	3,000	(82,149)	—	(82,149)
2.28	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	N/A		05/17/27	USD	1,700	(44,405)	—	(44,405)
2.18	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	N/A		06/05/27	USD	2,300	(43,400)	—	(43,400)
2.90	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	N/A		02/06/28	USD	57,000	(4,811,563)	874	(4,812,437)
2.92	Semi-Annual	3-Month LIBOR, 2.27%	Quarterly	N/A		03/26/28	USD	1,500	(129,809)	23	(129,832)

									$(352,702)	$12,234	$(364,936)

(a)	Forward Swap.

37

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00	Quarterly	Citibank N.A.	06/20/20	USD	604	$(3,834)	$1,068	$(4,902)
United Mexican States	1.00	Quarterly	Bank of America N.A.	09/20/20	USD	604	(4,253)	1,776	(6,029)
Republic of Colombia	1.00	Quarterly	Citibank N.A.	12/20/23	USD	511	(5,912)	3,488	(9,400)
UPC Holding BV	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	EUR	30	(7,588)	(6,945)	(643)
UPC Holding BV	5.00	Quarterly	BNP Paribas S.A.	06/20/24	EUR	6	(1,567)	(1,515)	(52)
UPC Holding BV	5.00	Quarterly	Bank of America N.A.	06/20/24	EUR	20	(5,059)	(4,834)	(225)
CMBX.NA.7	3.00	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	571,470	1,831,927	(1,260,457)

							$543,257	$1,824,965	$(1,281,708)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	604	$3,834	$(1,119)	$4,953
United Mexican States	1.00	Quarterly	Citibank N.A.	09/20/20	BBB+	USD	604	4,252	1,684	2,568
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	10	(2,663)	(805)	(1,858)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	28	(7,366)	(3,237)	(4,129)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	B	EUR	47	(12,526)	(4,948)	(7,578)
Thomas Cook Finance 2 PLC	5.00	Quarterly	Citibank N.A.	06/20/23	N/R	EUR	29	(19,920)	3,138	(23,058)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	12/20/23	B	EUR	30	(8,653)	(4,235)	(4,418)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	94	(11,720)	160	(11,880)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	402	(50,124)	3,438	(53,562)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	06/20/24	N/R	EUR	30	(2,742)	(2,704)	(38)
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	EUR	10	(946)	(1,500)	554
Tesco PLC	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	N/R	EUR	70	(4,830)	(6,708)	1,878
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	N/R	USD	10,000	(223,588)	(509,552)	285,964
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	N/R	USD	5,000	(111,794)	(254,419)	142,625
CMBX.NA.7	3.00	Monthly	Barclays Bank PLC	01/17/47	N/R	USD	10,000	(223,588)	(246,728)	23,140

38

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.8	2.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	N/R	USD	5,000	$73,679	$(555,664)	$629,343
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,500	42,068	(340,258)	382,326
CMBX.NA.9	2.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	2,500	42,068	(343,576)	385,644
CMBX.NA.9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	5,000	84,137	(674,179)	758,316
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,500	(84,037)	(549,919)	465,882
CMBX.NA.9	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	25,000	(840,372)	(2,455,531)	1,615,159
CMBX.NA.9	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	5,000	(168,074)	(526,939)	358,865
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	N/R	USD	5,000	(168,074)	(542,322)	374,248
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	5,000	(168,075)	(541,694)	373,619

								$(1,859,054)	$(7,557,617)	$5,698,563

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

39

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$3,426,840	$—	$—	$3,426,840
Asset-Backed Securities	—	130,334,743	5,606,417	135,941,160
Corporate Bonds	—	497,003,226	1,787,865	498,791,091
Floating Rate Loan Interests	—	28,125,765	41,517,696	69,643,461
Foreign Agency Obligations	—	37,721,985	—	37,721,985
Non-Agency Mortgage-Backed Securities	—	86,327,644	7,997,130	94,324,774
Preferred Securities	15,335,377	94,254,885	1,608,971	111,199,233
U.S. Government Sponsored Agency Securities	—	94,859,686	—	94,859,686
U.S. Treasury Obligations	—	19,896,707	—	19,896,707
Short-Term Securities	19,961,074	—	—	19,961,074

	$38,723,291	$988,524,641	$58,518,079	$1,085,766,011

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$5,805,084	$—	$5,805,084
Forward foreign currency contracts	—	1,999,043	—	1,999,043
Interest rate contracts	356,941	6,303,789	—	6,660,730
Liabilities:
Credit contracts	—	(1,594,931)	—	(1,594,931)
Forward foreign currency contracts	—	(636,220)	—	(636,220)
Interest rate contracts	(500,532)	(6,668,725)	—	(7,169,257)

	$(143,591)	$5,208,040	$—	$5,064,449

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements payable of $414,421,548 is categorized as Level 2 within the disclosure hierarchy.

40

Consolidated Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock Multi-Sector Income Trust (BIT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening balance, as of October 31, 2018	$3,692,359	$1,798,304	$66,230,891	$17,447,724	$1,637,441	$(60)	$90,806,659
Transfers into Level 3	3,488,865	—	540,509	—	—	—	4,029,374
Transfers out of Level 3(a)	(1,500,000)	(145,407)	(169,718)	—	—	—	(1,815,125)
Accrued discounts/premiums	22,190	—	(3,435)	115,999	—	—	134,754
Net realized gain (loss)	(9,410)	—	(993)	303,670	—	—	293,267
Net change in unrealized appreciation (depreciation)(b)(c)	140,304	170,444	(33,266,473)	340,521	(28,470)	60	(32,643,614)
Purchases	17,673	—	10,295,901	—	—	—	10,313,574
Sales	(245,564)	(35,476)	(2,108,986)	(10,210,784)	—	—	(12,600,810)

Closing Balance, as of July 31, 2019	$5,606,417	$1,787,865	$41,517,696	$7,997,130	$1,608,971	$—	$58,518,079

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2019(b)	$140,304	$170,444	$(33,254,824)	$(22,248)	$(28,470)	$—	($32,994,794)

(a)

As of October 31, 2018, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2019, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $ 15,166,683. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approaches	Unobservable Inputs	Unobservable Inputs Utilized(a)
Assets:
Floating Rate Loan Interests(b)	$39,954,560	Market	Estimated Recovery Value	—
Corporate Bond	1,787,865	Income	Credit Spread	315
Preferred Stocks	1,608,971	Income	Illiquidity Discount	1%

	$43,351,396

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period ended July 31, 2019, the valuation technique for investments classified as Floating Rate Interests amounting to $ 39,954,560 changed to the Market Approach Estimated Recovery Value. The investments were previously valued utilizing the Income Approach, Discounted Cash Flow. The change was due to consideration of the information that was available at the time the investments were valued.

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